Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Biotechnology Discovery Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 90.7%
	Biotechnology 73.2%
[a]	Acadia Pharmaceuticals Inc.	United States	294,600	$7,241,268
[a]	Acceleron Pharma Inc.	United States	131,500	5,741,290
[a]	Aimmune Therapeutics Inc.	United States	155,700	2,997,225
[a]	Alder Biopharmaceuticals Inc.	United States	281,700	2,850,804
[a,b]	Alector Inc.	United States	194,300	4,103,616
[a]	Alexion Pharmaceuticals Inc.	United States	598,200	67,770,078
[a,c]	Allogene Therapeutics Inc., 144A	United States	326,797	10,130,707
[a]	Alnylam Pharmaceuticals Inc.	United States	77,200	5,989,948
	Amgen Inc.	United States	208,000	38,808,640
[a]	Amicus Therapeutics Inc.	United States	776,900	9,633,560
[a]	AnaptysBio Inc.	United States	111,900	6,010,149
[a,d]	ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	64
[a]	Argenx SE, ADR	Netherlands	147,025	20,651,131
[a]	Ascendis Pharma AS, ADR	Denmark	257,700	29,831,352
[a]	Audentes Therapeutics Inc.	United States	87,500	3,405,500
[a,b]	Aurinia Pharmaceuticals Inc.	Canada	536,900	3,414,684
[a]	Biogen Inc.	United States	189,261	45,010,051
[a]	Biohaven Pharmaceutical Holding Co. Ltd.	United States	109,600	4,717,184
[a]	BioMarin Pharmaceutical Inc.	United States	441,556	35,024,222
[a]	Bluebird Bio Inc.	United States	57,800	7,585,094
[a,b]	Bridgebio Pharma Inc.	United States	136,000	3,991,600
[a]	ChemoCentryx Inc.	United States	432,185	3,448,836
[a]	CRISPR Therapeutics AG	Switzerland	166,314	8,430,457
[a,d]	DelMar Pharmaceuticals Inc., wts., 4/12/22	Canada	29,158	—
[a]	Fate Therapeutics Inc.	United States	912,346	20,117,229
[a]	G1 Therapeutics Inc.	United States	412,426	10,232,289
	Gilead Sciences Inc.	United States	871,700	57,113,784
[a]	Global Blood Therapeutics Inc.	United States	411,200	22,533,760
[a]	GlycoMimetics Inc.	United States	459,800	4,243,954
[a]	Gossamer Bio Inc.	United States	242,900	4,821,565
[a]	Heron Therapeutics Inc.	United States	1,436,677	25,055,647
[a]	Homology Medicines Inc.	United States	138,400	2,460,752
[a]	Immunomedics Inc.	United States	348,700	5,143,325
[a]	Insmed Inc.	United States	112,800	2,475,960
[a,d,e]	Intarcia Therapeutics Inc., DD	United States	80,195	658,200
[a]	Intercept Pharmaceuticals Inc.	United States	254,200	15,976,470
[a]	Ionis Pharmaceuticals Inc.	United States	102,400	6,744,064
[a]	Iovance Biotherapeutics Inc.	United States	1,990,500	48,946,395
[a]	Kezar Life Sciences Inc.	United States	128,850	725,425
[a,b]	LogicBio Therapeutics Inc.	United States	280,700	3,508,750
[a]	Minerva Neurosciences Inc.	United States	492,400	3,269,536
[a]	Mirati Therapeutics Inc.	United States	111,651	11,812,676
[a,d,e]	Molecular Templates Inc., wts., 2/28/20	United States	39,954	—
[a]	MorphoSys AG, ADR	Germany	275,700	8,279,271
[a]	Neurocrine Biosciences Inc.	United States	307,100	29,601,369
[a]	Pfenex Inc.	United States	870,884	5,120,798
[a]	Portola Pharmaceuticals Inc.	United States	431,100	11,501,748
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund (continued)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Biotechnology (continued)
[a,d,e]	Precision BioSciences Inc., 144A	United States	425,322	$5,152,244
[a]	Principia Biopharma Inc.	United States	92,600	3,439,164
[a]	PTC Therapeutics Inc.	United States	672,700	32,403,959
[a]	Regeneron Pharmaceuticals Inc.	United States	118,309	36,055,851
[a]	REGENXBIO Inc.	United States	123,076	5,465,805
[a]	Rocket Pharmaceuticals Inc.	United States	178,571	2,174,995
[a]	Sage Therapeutics Inc.	United States	144,470	23,164,320
[a]	Sarepta Therapeutics Inc.	United States	132,500	19,722,625
[a]	uniQure NV	Netherlands	206,000	12,081,900
[a]	Vertex Pharmaceuticals Inc.	United States	334,000	55,651,080
[a]	Xencor Inc.	United States	178,132	7,841,371
[a,b]	Zymeworks Inc.	Canada	251,920	5,756,372
				836,040,113
	Life Sciences Tools & Services 4.5%
[a]	Illumina Inc.	United States	173,700	52,002,306
	Pharmaceuticals 13.0%
[a]	Aclaris Therapeutics Inc.	United States	995,662	1,274,447
[a,d]	BioPharmX Corp., wts., 3/29/21	United States	108,000	2
[a,d]	BioPharmX Corp., wts., 11/22/23	United States	1,679,900	4,223
[a]	Cara Therapeutics Inc.	United States	227,000	5,434,380
[a]	Collegium Pharmaceutical Inc.	United States	403,450	4,425,847
[a]	Cymabay Therapeutics Inc.	United States	438,356	2,709,040
[a]	Dermira Inc.	United States	538,268	4,742,141
[a]	Foamix Pharmaceuticals Ltd.	Israel	431,381	1,031,001
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	297,200	48,235,560
[a]	Iterum Therapeutics PLC	United States	140,081	917,531
[a]	Jazz Pharmaceuticals PLC	United States	188,500	26,273,130
[a]	Marinus Pharmaceuticals Inc.	United States	942,053	1,036,258
[a]	Odonate Therapeutics Inc.	United States	325,082	13,247,091
[a,b]	Optinose Inc.	United States	230,300	1,236,711
[a]	Reata Pharmaceuticals Inc.	United States	242,600	21,991,690
[a]	Revance Therapeutics Inc.	United States	647,300	8,143,034
[a,b]	TherapeuticsMD Inc.	United States	2,847,040	6,121,136
[a]	Trevi Therapeutics Inc.	United States	267,200	1,605,872
				148,429,094
	Total Common Stocks and Other Equity Interests (Cost $660,078,774)			1,036,471,513

	Preferred Stocks (Cost $2,821,056) 0.2%
	Biotechnology 0.2%
[a,d,e]	Metacrine Inc., pfd., C	United States	1,330,687	1,976,765
  |  2

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund (continued)
		Country	Shares	Value
	Escrows and Litigation Trusts (Cost $2,241,691) 0.1%
[a,d]	True North Therapeutics Inc., Escrow Account	United States	759,880	$1,022,130
	Total Investments before Short Term Investments (Cost $665,141,521)			1,039,470,408
	Short Term Investments 10.7%
	Money Market Funds (Cost $103,359,916) 9.0%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	103,359,916	103,359,916
	Investments from Cash Collateral Received for Loaned Securities 1.7%
	Money Market Funds (Cost $19,336,650) 1.7%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	19,336,650	19,336,650
	Total Investments (Cost $787,838,087) 101.7%			1,162,166,974
	Other Assets, less Liabilities (1.7)%			(19,790,570)
	Net Assets 100.0%			$1,142,376,404

See Abbreviations on page 86.
[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2019.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the value of this security was $10,130,707, representing 0.9% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[e]See Note 6 regarding restricted securities.
[f]See Note 8 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  3

Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Flexible Alpha Bond Fund
		Country	Shares		Value
	Management Investment Companies (Cost $9,116,256) 2.2%
	Diversified Financials 2.2%
	Invesco Senior Loan ETF	United States	395,765		$9,031,357
			Principal Amount*
	Corporate Bonds 21.6%
	Automobiles & Components 0.2%
	Aptiv Corp., senior bond, 4.15%, 3/15/24	United States	900,000		945,899
	Banks 6.3%
[a]	Banca Monte dei Paschi di Siena SpA,
	secured note, Reg S, 2.875%, 7/16/62	Italy	1,500,000	EUR	1,811,908
	secured note, Reg S, 2.125%, 11/26/63	Italy	2,000,000	EUR	2,347,838
[a]	Banca Popolare di Milano Scarl,
	secured note, Reg S, 0.875%, 9/14/23	Italy	900,000	EUR	1,020,129
	secured note, Reg S, 0.625%, 6/08/24	Italy	2,800,000	EUR	3,147,229
[a]	Banco BPM SpA, secured note, Reg S, 0.75%, 3/31/23	Italy	1,700,000	EUR	1,914,439
	Bank of America Corp.,
	senior bond, 5.50%, 12/04/19	United States	75,000	GBP	92,507
	senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	1,400,000		1,446,213
[a]	Bank of China Ltd., senior note, Reg S, 2.875%, 4/20/22	China	1,000,000		1,004,725
	Bank of Nova Scotia, secured note, 1.875%, 4/26/22	Canada	100,000		99,575
[a]	China Construction Bank Corp., senior note, Reg S, 2.75%, 12/04/20	China	1,000,000		1,000,300
	Citigroup Inc., senior note, 2.65%, 10/26/20	United States	1,050,000		1,053,226
	HSBC Holdings PLC,
	senior note, 4.30%, 3/08/26	United Kingdom	800,000		857,464
	senior note, 3.262% to 3/13/22, FRN thereafter, 3/13/23	United Kingdom	1,400,000		1,423,163
	Industrial & Commercial Bank of China Ltd., senior note, 2.452%, 10/20/21	China	1,900,000		1,887,213
[b]	Kookmin Bank, secured note, 144A, 2.25%, 2/03/22	South Korea	1,800,000		1,792,205
	PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		200,080
	Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	100,000		99,860
[b]	The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	200,000		200,366
[a]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,800,000	EUR	4,195,450
					25,593,890
	Consumer Durables & Apparel 0.0%†
	KB Home, senior note, 8.00%, 3/15/20	United States	100,000		103,000
	Consumer Services 0.1%
[b]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	525,000		551,906
	Diversified Financials 2.2%
	Capital One Financial Corp., senior note, 3.05%, 3/09/22	United States	200,000		202,608
[c]	Deutsche Bank AG, senior note, FRN, 3.83%, (3-month USD LIBOR + 1.31%), 8/20/20	Germany	100,000		99,921
[b]	Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	250,000		252,076
	The Goldman Sachs Group Inc.,
	senior note, 3.75%, 5/22/25	United States	1,000,000		1,045,920
	[c] senior note, FRN, 3.61%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	500,000		504,689
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Diversified Financials (continued)
[b]	ICBCIL Finance Co. Ltd., senior note, 144A, 2.50%, 9/29/21	China	500,000	$494,930
	Morgan Stanley, senior note, 3.70%, 10/23/24	United States	1,400,000	1,469,890
	Navient Corp., senior bond, 8.00%, 3/25/20	United States	4,660,000	4,817,275
				8,887,309
	Energy 2.3%
	CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,700,000	1,759,475
[b]	CNPC General Capital Ltd., senior note, 144A, 3.40%, 4/16/23	China	2,100,000	2,144,562
	Energy Transfer Operating LP, senior note, 7.50%, 10/15/20	United States	750,000	792,399
	Enterprise Products Operating LLC, senior note, 3.35%, 3/15/23	United States	850,000	875,429
[b]	Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,000,000	1,057,972
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	50,000	48,344
[b]	Sinopec Group Overseas Development 2015 Ltd.,
	senior note, 144A, 2.50%, 4/28/20	China	1,800,000	1,799,001
	senior note, 144A, 3.25%, 4/28/25	China	1,000,000	1,028,089
				9,505,271
	Food, Beverage & Tobacco 0.5%
[b]	Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	1,695,000	1,776,062
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	100,000	106,137
				1,882,199
	Health Care Equipment & Services 0.7%
	Anthem Inc., senior note, 2.95%, 12/01/22	United States	100,000	101,389
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	300,000	328,377
	HCA Inc., senior note, 7.50%, 2/15/22	United States	2,050,000	2,274,885
				2,704,651
	Insurance 0.3%
[b]	Athene Global Funding, secured note, 144A, 2.75%, 6/25/24	United States	1,100,000	1,097,761
[b]	Jackson National Life Global Funding,
	secured note, 144A, 2.25%, 4/29/21	United States	50,000	49,962
	secured note, 144A, 2.10%, 10/25/21	United States	25,000	24,845
				1,172,568
	Materials 0.6%
	Freeport-McMoRan Inc., senior note, 4.00%, 11/14/21	United States	915,000	934,535
[b]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	400,000	437,764
[b]	Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	950,000	1,016,500
				2,388,799
	Media & Entertainment 0.4%
	Baidu Inc., senior note, 4.375%, 5/14/24	China	500,000	530,597
[b]	Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	1,200,000	1,212,990
				1,743,587
	Pharmaceuticals, Biotechnology & Life Sciences 0.2%
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	600,000	624,110
[b]	Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	400,000	413,313
				1,037,423
  |  5

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Real Estate 0.8%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	700,000		$717,608
[a]	China Overseas Finance Cayman VII Ltd., senior note, Reg S, 4.25%, 4/26/23	China	2,500,000		2,612,513
					3,330,121
	Retailing 0.4%
	Alibaba Group Holding Ltd., senior note, 2.80%, 6/06/23	China	1,100,000		1,105,929
[b]	PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	550,000		515,625
					1,621,554
	Semiconductors & Semiconductor Equipment 0.2%
	Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27	United States	800,000		807,788
	Telecommunication Services 1.2%
	CenturyLink Inc., senior note, Series S, 6.45%, 6/15/21	United States	4,700,000		4,941,110
	Transportation 0.7%
[b]	American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	530,000		532,120
	American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 12/15/29	United States	43,850		44,554
	FedEx Corp., senior bond, 3.20%, 2/01/25	United States	850,000		873,752
[b]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	200,000		257,130
[b]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	400,000		398,724
[a]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	700,000		744,338
					2,850,618
	Utilities 4.5%
	AES Corp., senior note, 4.00%, 3/15/21	United States	2,750,000		2,798,125
[a]	CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27	China	2,100,000		2,181,480
	Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	1,300,000		1,295,759
	Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	100,000		101,424
[b,d]	EDF SA, junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	2,200,000		2,277,000
[b]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	1,400,000		1,469,412
[b]	Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23	South Korea	1,500,000		1,571,505
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	850,000		868,281
[b]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	3,500,000		3,642,502
[b]	Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%, 6/10/25	China	2,100,000		2,196,884
					18,402,372
	Total Corporate Bonds (Cost $86,591,357)				88,470,065
	Foreign Government and Agency Securities 7.0%
[b]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	1,500,000		1,605,045
[a]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	1,400,000	EUR	1,536,297
[b]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	8,000,000	DOP	158,917
  |  6

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[b]	The Export-Import Bank of China, senior note, 144A, 3.625%, 7/31/24	China	2,100,000		$2,195,592
[b]	The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	3,400,000		3,532,076
	The Export-Import Bank of Korea, senior note, 2.875%, 1/21/25	South Korea	2,000,000		2,039,890
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	1,935,000,000	COP	753,103
	senior bond, 5.00%, 6/15/45	Colombia	1,200,000		1,334,538
[b]	Government of Gabon, 144A, 6.375%, 12/12/24	Gabon	1,600,000		1,592,240
	Government of Indonesia,
	[b] senior bond, 144A, 4.35%, 1/08/27	Indonesia	300,000		324,431
	senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR	19,937
[b]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	1,600,000		1,594,688
[b]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	1,100,000		1,276,231
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	1,600,000		1,670,024
	Government of Peru, 6.55%, 3/14/37	Peru	400,000		569,110
[b]	Government of Russia, senior note, 144A, 4.875%, 9/16/23	Russia	1,000,000		1,074,670
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	11,100,000	ZAR	654,357
[a,b]	Government of Spain, senior bond, 144A, Reg S, 1.45%, 4/30/29	Spain	1,800,000	EUR	2,223,474
[b]	Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32	Ukraine	800,000		814,312
[e]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	21,800,611	UYU	677,765
[a]	Italy Treasury Bond, Reg S, 3.00%, 8/01/29	Italy	1,880,000	EUR	2,361,934
	The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	600,000		620,487
	Total Foreign Government and Agency Securities (Cost $27,970,096)				28,629,118
	U.S. Government and Agency Securities 2.2%
[e]	U.S. Treasury Note,
	Index Linked, 0.25%, 1/15/25	United States	1,448,740		1,448,538
	Index Linked, 0.375%, 7/15/25	United States	1,295,794		1,309,428
	Index Linked, 0.625%, 1/15/26	United States	3,125,339		3,201,258
	Index Linked, 0.125%, 7/15/26	United States	2,991,258		2,975,775
	Total U.S. Government and Agency Securities (Cost $8,671,870)				8,934,999
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 58.9%
	Banks 0.4%
[b,f]	DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 3.025%, (1-month USD LIBOR + 0.70%), 6/15/34	United States	1,500,000		1,501,379
	Diversified Financials 58.3%
[b,f]	Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 7/20/31	United States	2,300,000		2,273,458
[b,f]	AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.676%, (3-month USD LIBOR + 2.10%), 11/02/30	United States	400,000		388,752
[b,f]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	600,000		582,798
[b,g]	ARES LII CLO Ltd., 2019-52A, D, 144A, FRN, 6.228%, 4/22/31	United States	851,852		849,646
[b,g]	Atrium XII, 2012A, CR, 144A, FRN, 3.108%, 4/22/27	United States	7,000,000		6,989,430
  |  7

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[b,f]	Atrium XIII,
	2013A, B, 144A, FRN, 3.759%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,000,000		$1,987,500
	2013A, C, 144A, FRN, 4.059%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	600,000		579,678
[b]	BAMLL Commercial Mortgage Securities Trust,
	2012-PARK, A, 144A, 2.959%, 12/10/30	United States	100,000		102,496
	2015-200P, A, 144A, 3.218%, 4/14/33	United States	600,000		625,111
	Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000		106,694
[b,f]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.866%, (1-month USD LIBOR + 1.60%), 4/25/28	Bermuda	1,320,000		1,324,013
[b,f]	Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.166%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	500,000		480,710
[b,g]	BlueMountain CLO Ltd.,
	2012-2A, BR2, 144A, FRN, 3.97%, 11/20/28	United States	918,083		915,393
	2012-2A, DR2, 144A, FRN, 5.42%, 11/20/28	United States	2,000,000		1,971,200
[b,g]	BlueMountain CLO XXIV Ltd.,
	2019-24A, A2, 144A, FRN, 4.224%, 4/20/31	United States	1,562,500		1,569,641
	2019-24A, D, 144A, FRN, 6.524%, 4/20/31	United States	1,000,000		1,001,000
[b,f]	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.628%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	60,000		59,706
[b,f]	BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.478%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	250,000		250,180
[b]	BRAVO Residential Funding Trust, 2019-1, A1C, 144A, 3.50%, 3/25/58	United States	1,189,803		1,206,973
[b,g]	Burnham Park CLO Ltd.,
	2016-1A, BR, 144A, FRN, 3.778%, 10/20/29	United States	3,000,000		2,967,330
	2016-1A, CR, 144A, FRN, 4.428%, 10/20/29	United States	2,000,000		1,986,100
	2016-1A, DR, 144A, FRN, 5.128%, 10/20/29	United States	2,000,000		1,948,580
[b,g]	BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.075%, 11/15/35	United States	828,366		829,191
[b]	BXP Trust, 2017-GM, A, 144A, 3.379%, 6/13/39	United States	2,000,000		2,104,699
[b,h,i]	Carlyle Euro CLO DAC, 2019-2A, A2A, 144A, FRN, 8/15/32	Ireland	2,700,000	EUR	2,998,865
[b,f]	Carlyle Global Market Strategies CLO Ltd., 2014-4RA, C, 144A, FRN, 5.203%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	750,000		697,777
[b,g]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.503%, 10/15/31	United States	800,000		793,392
[b,f]	Carlyle U.S. CLO Ltd.,
	2017-2A, B, 144A, FRN, 4.678%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	60,000		59,563
	2017-4A, B, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	1,107,000		1,072,772
	2017-4A, C, 144A, FRN, 5.103%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	400,000		384,548
  |  8

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[b,g]	CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.703%, 3/13/35	United States	450,000	$472,419
[b,g]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	1,151,591	1,195,312
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	1,705,310	1,745,279
[b,g]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.878%, 10/20/28	United States	857,143	851,340
[b,g]	Columbia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 3.876%, 10/25/28	United States	769,231	763,423
[b]	COMM Mortgage Trust,
	[g] 2014-277P, A, 144A, FRN, 3.732%, 8/10/49	United States	900,000	953,559
	2015-3BP, A, 144A, 3.178%, 2/10/35	United States	600,000	623,472
[g]	Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	55,984	60,708
[b]	Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	28,460	28,973
[b,f]	Dorchester Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.028%, (3-month USD LIBOR + 1.75%), 4/20/28	United States	1,350,000	1,336,230
[b,g]	Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 4.303%, 7/15/30	United States	2,500,000	2,439,500
[b,g]	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.503%, 10/15/30	United States	1,250,000	1,229,687
[b,f]	Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.65%, (3-month USD LIBOR + 2.35%), 7/18/30	United States	60,000	59,583
[b,f]	Dryden 64 CLO Ltd., 2018-64A, C, 144A, FRN, 4.05%, (3-month USD LIBOR + 1.75%), 4/18/31	United States	750,000	720,210
[b,g]	Eleven Madison Trust 2015-11MD Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	2,005,000	2,125,159
[b,f]	Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	500,000	497,750
	FHLMC Structured Agency Credit Risk Debt Notes,
	[f] 2013-DN2, M2, FRN, 6.516%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	2,318,452	2,508,881
	[f] 2014-DN1, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	332,401	338,067
	[f] 2014-DN2, M3, FRN, 5.866%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	2,645,000	2,825,340
	[f] 2014-DN3, M3, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	1,995,129	2,135,302
	[f] 2014-DN4, M3, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	1,507,651	1,619,519
	[f] 2014-HQ1, M3, FRN, 6.366%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	916,434	980,844
	[f] 2014-HQ2, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	328,832	333,530
	[f] 2014-HQ2, M3, FRN, 6.016%, (1-month USD LIBOR + 3.75%), 9/25/24	United States	2,500,000	2,735,249
	[f] 2014-HQ3, M3, FRN, 7.016%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	236,962	253,415
	[f] 2015-DN1, M3, FRN, 6.416%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	565,948	591,953
  |  9

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
[f] 2015-DNA1, M2, FRN, 4.116%, (1-month USD LIBOR + 1.85%), 10/25/27	United States	156,602	$158,250
[f] 2015-DNA1, M3, FRN, 5.566%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	2,000,000	2,149,169
[f] 2015-DNA2, M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 12/25/27	United States	73,468	74,072
[f] 2015-DNA3, M2, FRN, 5.116%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	315,465	320,578
[f] 2015-DNA3, M3, FRN, 6.966%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	2,500,000	2,791,073
[f] 2015-HQ1, M3, FRN, 6.066%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	477,456	494,705
[f] 2015-HQ2, M3, FRN, 5.516%, (1-month USD LIBOR + 3.25%), 5/25/25	United States	1,500,000	1,604,029
[f] 2015-HQA2, M2, FRN, 5.066%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	178,284	180,578
[f] 2015-HQA2, M3, FRN, 7.066%, (1-month USD LIBOR + 4.80%), 5/25/28	United States	2,000,000	2,189,621
[f] 2016-DNA1, M3, FRN, 7.954%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	1,550,000	1,745,369
[f] 2016-DNA2, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 10/25/28	United States	91,254	91,472
[f] 2016-DNA2, M3, FRN, 6.916%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	3,600,000	3,895,031
[f] 2016-DNA3, M2, FRN, 4.266%, (1-month USD LIBOR + 2.00%), 12/25/28	United States	175,238	176,042
[f] 2016-HQA2, M2, FRN, 4.516%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	302,500	305,335
[f] 2016-HQA2, M3, FRN, 7.416%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	2,000,000	2,215,876
[f] 2016-HQA3, M2, FRN, 3.616%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	2,057,553	2,067,986
[f] 2016-HQA4, M2, FRN, 3.566%, (1-month USD LIBOR + 1.30%), 4/25/29	United States	648,870	652,064
[g] 2017-DNA1, M2, FRN, 5.516%, 7/25/29	United States	2,900,000	3,068,638
[g] 2017-DNA2, M2, FRN, 5.716%, 10/25/29	United States	3,000,000	3,211,330
[f] 2017-DNA3, M2, FRN, 4.766%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	2,000,000	2,048,352
[g] 2017-HQA1, M2, FRN, 5.816%, 8/25/29	United States	2,350,000	2,491,474
[g] 2017-HQA3, M2, FRN, 4.616%, 4/25/30	United States	250,000	253,972
  |  10

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[b,f]	Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.122%, (3-month USD LIBOR + 1.80%), 1/16/26	United States	1,400,000	$1,373,260
[b,g]	Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	United States	1,164,121	1,192,595
	FNMA Connecticut Avenue Securities,
	[f] 2013-C01, M2, FRN, 7.516%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	2,763,839	3,076,961
	[f] 2014-C01, M2, FRN, 6.666%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	3,300,000	3,621,171
	[f] 2014-C02, 1M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	1,796,487	1,874,287
	[f] 2014-C02, 2M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	2,503,823	2,604,064
	[f] 2014-C03, 1M2, FRN, 5.266%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	1,198,570	1,268,540
	[f] 2014-C03, 2M2, FRN, 5.166%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	2,341,300	2,457,266
	[f] 2014-C04, 1M1, FRN, 7.166%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	2,825,258	3,132,052
	[f] 2014-C04, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	433,495	472,404
	[f] 2015-C01, 1M2, FRN, 6.566%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	28,583	30,731
	[f] 2015-C01, 2M2, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	108,956	114,423
	[f] 2015-C02, 1M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	418,635	445,152
	[f] 2015-C02, 2M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	123,980	129,303
	[f] 2015-C03, 1M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	2,480,189	2,707,101
	[f] 2015-C03, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	621,834	663,524
	[f] 2016-C01, 1M2, FRN, 9.016%, (1-month USD LIBOR + 6.75%), 8/25/28	United States	2,451,752	2,752,746
	[g] 2016-C02, 1M2, FRN, 8.266%, 9/25/28	United States	232,430	256,444
	[g] 2016-C04, 1M2, FRN, 6.516%, 1/25/29	United States	2,000,000	2,135,519
	[f] 2017-C01, 1B1, FRN, 8.016%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	33,000	39,469
	[f] 2017-C01, 1M2, FRN, 5.816%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	890,000	940,803
	[g] 2017-C02, 2M2, FRN, 5.916%, 9/25/29	United States	3,060,000	3,253,310
	[g] 2017-C03, 1M2, FRN, 5.266%, 10/25/29	United States	2,780,000	2,908,876
	[g] 2017-C03, 2M2, FRN, 5.116%, 11/25/29	United States	570,000	589,053
	[g] 2017-C06, 1M2, FRN, 4.916%, 2/25/30	United States	390,000	401,618
	[g] 2017-C07, 1M1, FRN, 2.916%, 5/28/30	United States	1,344,888	1,345,900
	[f] 2018-C04, 2M1, FRN, 3.016%, (1-month USD LIBOR + 0.75%), 12/25/30	United States	518,213	518,619
  |  11

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[b,g]	FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%, 12/25/50	United States	450,000		$470,254
[b,g]	Galaxy XXVI CLO Ltd., 2018-26A, B, 144A, FRN, 4.223%, 11/22/31	United States	600,000		598,950
[b,f]	Galaxy XXVII CLO Ltd.,
	2018-27A, A, 144A, FRN, 3.545%, (3-month USD LIBOR + 1.02%), 5/16/31	United States	2,500,000		2,470,775
	2018-27A, C, 144A, FRN, 5.275%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	300,000		280,251
[b,f]	Gilbert Park CLO Ltd.,
	2017-1A, B, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 10/15/30	United States	3,000,000		2,975,940
	2017-1A, D, 144A, FRN, 5.253%, (3-month USD LIBOR + 2.95%), 10/15/30	United States	400,000		388,352
	GS Mortgage Securities Trust,
	2016-GS3, A4, 2.85%, 10/10/49	United States	600,000		612,175
	2017-GS6, A3, 3.433%, 5/10/50	United States	2,000,000		2,115,220
[b,g]	Harbor Park CLO Ltd.,
	1A, B1, 144A, FRN, 3.978%, 1/20/31	United States	1,333,333		1,325,360
	1A, D, 144A, FRN, 5.178%, 1/20/31	United States	1,296,296		1,248,242
[b,g]	J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, A, 144A, FRN, 2.854%, 10/06/38	United States	600,000		611,506
	JPMBB Commercial Mortgage Securities Trust,
	2015-C30, A5, 3.822%, 7/15/48	United States	1,500,000		1,611,876
	[g] 2015-C30, AS, FRN, 4.226%, 7/15/48	United States	450,000		484,768
	2016-C1, A5, 3.576%, 3/15/49	United States	1,500,000		1,590,904
[g,j]	JPMDB Commercial Mortgage Securities Trust, 2017-C5, XA, IO, FRN, 0.988%, 3/15/50	United States	195,449		11,313
[b,f]	LCM 26 Ltd., 26A, C, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 1/20/31	United States	400,000		386,384
[b,g]	LCM XXII Ltd., 22A, A2R, 144A, FRN, 3.728%, 10/20/28	United States	3,500,000		3,440,710
[b,f]	Long Point Park CLO Ltd.,
	2017-1A, A2, 144A, FRN, 3.678%, (3-month USD LIBOR + 1.375%), 1/17/30	United States	1,000,000		978,430
	2017-1A, B, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	1,000,000		957,900
[b,g]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	3,800,000	EUR	4,216,359
[b,g]	Madison Park Funding XIV Ltd.,
	2014-14A, BRR, 144A, FRN, 3.978%, 10/22/30	United States	1,500,000		1,491,600
	2014-14A, CRR, 144A, FRN, 4.478%, 10/22/30	United States	562,500		554,287
[b,g]	Madison Park Funding XXIX Ltd.,
	2018-29A, A2, 144A, FRN, 3.75%, 10/18/30	United States	1,468,182		1,454,954
	2018-29A, C, 144A, FRN, 4.50%, 10/18/30	United States	766,129		756,683
	2018-29A, D, 144A, FRN, 5.30%, 10/18/30	United States	600,000		581,088
  |  12

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[b,f]	Madison Park Funding XXVI Ltd., 2017-26A, AR, 144A, FRN, 3.456%, (3-month USD LIBOR + 1.20%), 7/29/30	United States	2,500,000		$2,501,775
[b,g]	Madison Park Funding XXXI Ltd.,
	2018-31A, A2A, 144A, FRN, 3.759%, 1/23/31	United States	750,000		744,750
	2018-31A, B, 144A, FRN, 3.959%, 1/23/31	United States	3,000,000		2,995,350
	2018-31A, C, 144A, FRN, 4.409%, 1/23/31	United States	1,950,000		1,913,710
[b,g]	Mill City Mortgage Loan Trust,
	2017-1, A1, 144A, FRN, 2.75%, 11/25/58	United States	1,102,281		1,104,596
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	2,732,952		2,774,138
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	1,660,000		1,701,705
[b]	Morgan Stanley Capital I Trust, 2014-150E, A, 144A, 3.912%, 9/09/32	United States	450,000		478,771
[b]	Neuberger Berman Loan Advisers CLO Ltd.,
	[f] 2017-26A, B, 144A, FRN, 3.80%, (3-month USD LIBOR + 1.50%), 10/18/30	United States	539,475		532,861
	[g] 2019-32A, B, 144A, FRN, 4.153%, 1/19/32	United States	2,800,000		2,800,308
	[g] 2019-32A, D, 144A, FRN, 6.153%, 1/19/32	United States	710,526		710,171
[b,f]	Newark BSL CLO 2 Ltd., 2017-1A, B, 144A, FRN, 4.626%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	2,000,000		2,000,700
[b,f]	Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN, 5.022%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	350,000		328,748
[b,g]	Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN, 4.083%, 10/24/30	United States	593,141		593,568
[b,f]	Octagon Investment Partners 33 Ltd.,
	2017-1A, A2, 144A, FRN, 3.778%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	2,000,000		1,972,960
	2017-1A, B, 144A, FRN, 4.128%, (3-month USD LIBOR + 1.85%), 1/20/31	United States	500,000		486,430
	2017-1A, C, 144A, FRN, 5.028%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	250,000		239,350
[b,f]	Octagon Investment Partners XXIII Ltd.,
	2015-1A, BR, 144A, FRN, 3.503%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	1,200,000		1,182,036
	2015-1A, CR, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 7/15/27	United States	2,000,000		1,983,500
	2015-1A, DR, 144A, FRN, 4.853%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	300,000		297,177
[b,g]	Octagon Loan Funding Ltd., 2014-1A, DRR, 144A, FRN, 5.42%, 11/18/31	United States	1,333,333		1,287,626
[b]	Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	290,000		296,682
[b,f]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.666%, (1-month USD LIBOR + 1.40%), 3/25/28	United States	532,889		534,323
[b,g]	Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	United States	1,845,051		1,881,714
[b,h,i]	Sound Point Euro CLO II Funding DAC,
	2A, A, 144A, FRN, 10/26/32	Ireland	1,600,000	EUR	1,770,400
	2A, B1, 144A, FRN, 10/26/32	Ireland	850,000	EUR	940,525
  |  13

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[b]	TCI-Flatiron CLO Ltd.,
	[g] 2017-1A, A, 144A, FRN, 3.725%, 11/18/30	United States	2,000,000	$1,995,660
	[f] 2017-1A, B, 144A, FRN, 4.085%, (3-month USD LIBOR + 1.56%), 11/18/30	United States	2,000,000	1,963,800
	[f] 2017-1A, C, 144A, FRN, 4.375%, (3-month USD LIBOR + 1.85%), 11/18/30	United States	1,200,000	1,157,484
	[f] 2017-1A, D, 144A, FRN, 5.275%, (3-month USD LIBOR + 2.75%), 11/18/30	United States	250,000	237,225
[g]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.61%, 4/25/45	United States	18,214	18,320
[b]	Towd Point Mortgage Trust,
	2015-1, AE, 144A, 3.00%, 10/25/53	United States	479,320	482,869
	[g] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	266,239	268,716
	[g] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	1,566,465	1,562,736
	[g] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	997,552	990,605
	[g] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	394,628	393,451
	[g] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	1,218,983	1,226,900
	[g] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	1,183,166	1,187,464
	[g] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	2,085,006	2,090,717
	[f] 2017-5, A1, 144A, FRN, 2.866%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	122,829	122,736
	[g] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	532,446	536,270
	[g] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	262,979	266,857
	[g] 2018-4, A1, 144A, FRN, 3.00%, 6/25/58	United States	1,819,106	1,835,902
	[g] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	United States	575,308	583,466
	[g] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	2,386,597	2,484,208
[b]	Voya CLO Ltd.,
	[f] 2013-2A, A1R, 144A, FRN, 3.246%, (3-month USD LIBOR + 0.97%), 4/25/31	United States	7,300,000	7,211,597
	[f] 2014-1A, BR2, 144A, FRN, 4.20%, (3-month USD LIBOR + 1.90%), 4/18/31	United States	2,750,000	2,661,642
	[f] 2017-2A, B, 144A, FRN, 4.653%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	1,000,000	1,000,290
	[g] 2018-4A, B, 144A, FRN, 4.153%, 1/15/32	United States	474,026	474,889
[b,g]	Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	United States	829,719	846,860
[b,f]	West CLO Ltd., 2014-1A, A2R, 144A, FRN, 3.65%, (3-month USD LIBOR + 1.35%), 7/18/26	United States	170,000	169,546
				238,460,472
	Real Estate 0.2%
[b]	American Homes 4 Rent, 2014-SFR3, A, 144A, 3.678%, 12/17/36	United States	743,876	773,828
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $243,086,916)			240,735,679
  |  14

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
	Country	Principal Amount*	Value
Municipal Bonds 0.2%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	United States	100,000	$120,656
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/22	United States	125,000	136,024
Colorado State Board of Governors University Enterprise System Revenue, Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000	120,144
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	105,000	111,798
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000	14,954
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.226%, 8/01/27	United States	190,000	201,681
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties, Refunding, 4.00%, 12/01/26	United States	100,000	110,189
Texas State GO, Transportation Commission Highway Improvement, Series A, 5.00%, 4/01/21	United States	5,000	5,324
Total Municipal Bonds (Cost $776,768)			820,770
	Number of Contracts	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.32, Premium Rate 5.00%, Strike Price $103.50, Counterparty CITI, Expires 8/21/19	1	8,000,000	6,064
Buy Protection on CDX.NA.HY.32, Premium Rate 5.00%, Strike Price $106.5, Counterparty JPHQ, Expires 9/18/19	1	3,500,000	31,794
Buy Protection on CDX.NA.IG.32, Premium Rate 1.00%, Strike Price $75, Counterparty BZWS, Expires 8/21/19	1	24,000,000	4,224
Buy Protection on CDX.NA.IG.32, Premium Rate 1.00%, Strike Price $60, Counterparty BZWS, Expires 9/18/19	1	7,000,000	8,666
			50,748
Interest Rate Swaptions 0.0%†
Receive float 3 month USD LIBOR, pay fixed 2.40%, Couterparty CITI, Expires 10/07/19	1	23,800,000	9,425
Total Options Purchased (Cost $346,295)			60,173
Total Investments before Short Term Investments (Cost $376,559,558)			376,682,161
  |  15

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $33,965,307) 8.3%
	Money Market Funds 8.3%
[k,l]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	33,965,307	$33,965,307
	Total Investments (Cost $410,524,865) 100.4%			410,647,468
	Options Written (0.0)%†			(16,895)
	Other Assets, less Liabilities (0.4)%			(1,499,198)
	Net Assets 100.0%			$409,131,375
		Number of Contracts	Notional Amount*
	Options Written (0.0)%†
	Puts - Over-the-Counter
	Credit Default Swaptions (0.0)%†
	Buy protection on CDX.NA.HY.32, Premium Rate 5.00%, Strike Price $99, Counterparty CITI, Expires 8/21/19	1	8,000,000	(2,776)
	Buy Protection on CDX.NA.HY.32, Premium Rate 5.00%, Strike Price $104, Counterparty JPHQ, Expires 9/18/19	1	3,500,000	(9,835)
	Buy Protection on CDX.NA.IG.32, Premium Rate 1.00%, Strike Price $100, Counterparty BZWS, Expires 8/21/19	1	24,000,000	(2,520)
	Buy Protection on CDX.NA.IG.32, Premium Rate 1.00%, Strike Price $85, Counterparty BZWS, Expires 9/18/19	1	7,000,000	(1,764)
	Total Options Written (Premiums received $60,295)			$(16,895)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $28,102,054, representing 6.9% of net assets.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.At July 31, 2019, the aggregate value of these securities was $194,480,131, representing 47.5% of net assets.
[c]The coupon rate shown represents the rate at period end.
[d]Perpetual security with no stated maturity date.
[e]Principal amount of security is adjusted for inflation.
[f]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[g]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[h]Security purchased on a when-issued basis.
[i]The coupon rate will be determined at time of issue.
[j]Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
[k]See Note 8 regarding investments in affiliated management investment companies.
[l]The rate shown is the annualized seven-day effective yield at period end.
  |  16

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
At July 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
30 Day Federal Funds	Short	100	$40,903,272	12/31/19	$46,890
Australian 3 Yr. Bond	Long	293	23,125,415	9/16/19	134,942
Australian 10 Yr. Bond	Long	105	10,424,488	9/16/19	209,690
Canadian 10 Yr. Bond	Long	185	19,948,740	9/19/19	111,137
Euro-BOBL	Short	40	5,975,100	9/06/19	(40,310)
Euro-Bund	Short	5	968,575	9/06/19	(21,360)
U.S. Treasury 2 Yr. Note	Short	73	15,651,656	9/30/19	30,708
U.S. Treasury 5 Yr. Note	Short	299	35,148,852	9/30/19	(60,712)
U.S. Treasury 10 Yr. Note	Short	86	10,958,281	9/19/19	(60,462)
U.S. Treasury 30 Yr. Bond	Short	45	7,001,719	9/19/19	(79,970)
Ultra 10 Yr. U.S. Treasury Note	Short	110	15,162,812	9/19/19	(123,117)
Total Futures Contracts					$147,436

*As of period end.

At July 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
British Pound	JPHQ	Sell	86,300	$115,081	8/15/19	$10,158	$ —
Indonesian Rupiah	JPHQ	Buy	22,436,500,000	1,520,809	8/23/19	66,570	—
Indonesian Rupiah	JPHQ	Sell	1,700,000,000	121,126	8/23/19	851	—
Indonesian Rupiah	JPHQ	Sell	4,000,000,000	277,200	8/23/19	—	(5,799)
South Korean Won	JPHQ	Sell	1,174,000,000	986,662	8/23/19	—	(1,644)
Mexican Peso	RBS	Buy	25,008,000	1,246,039	9/09/19	50,442	—
Canadian Dollar	JPHQ	Buy	530,000	403,283	9/18/19	—	(1,308)
Canadian Dollar	JPHQ	Sell	4,300,000	3,205,674	9/18/19	—	(55,632)
Euro	DBAB	Sell	120,000	137,078	9/18/19	3,757	—
Euro	JPHQ	Buy	830,000	936,033	9/18/19	—	(13,893)
Euro	JPHQ	Sell	8,192,886	9,317,531	9/18/19	215,137	—
Norwegian Krone	JPHQ	Buy	26,600,000	3,057,153	9/18/19	—	(52,129)
Swedish Krona	JPHQ	Sell	19,350,000	2,042,001	9/18/19	32,236	—
Chinese Yuan Renminbi	JPHQ	Sell	5,600,000	809,974	9/27/19	—	(11)
Chinese Yuan Renminbi	JPHQ	Sell	15,700,000	2,281,870	9/27/19	11,020	—
Australian Dollar	JPHQ	Buy	1,000,000	697,014	10/11/19	—	(11,672)
Australian Dollar	JPHQ	Sell	7,570,000	5,321,680	10/11/19	133,641	—
Turkish Lira	JPHQ	Buy	2,600,000	399,969	10/18/19	51,671	—
Euro	DBAB	Buy	100,000	117,270	12/13/19	—	(5,363)
Euro	DBAB	Sell	800,000	934,000	12/13/19	38,744	—
Japanese Yen	JPHQ	Buy	110,400,000	1,032,717	1/29/20	—	(3,327)
  |  17

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	4,452,362	$5,027,763	1/30/20	$25,254	$ —
Total Forward Exchange Contracts						$639,481	$(150,778)
Net unrealized appreciation (depreciation)						$488,703

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
ITRX.EUR.XOVER.31	1.00%	Quarterly		6/20/24	1,825,000	EUR	$237,377	$236,773	$604	Investment
										Grade
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
The Aes Corp.	(5.00)%	Quarterly	CITI	3/20/21	$2,750,000		$(230,761)	$(192,896)	$(37,865)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	2,600,000		(503,580)	(402,273)	(101,307)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/19	400,000		(9,780)	(6,486)	(3,294)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/19	130,000		(3,179)	(2,082)	(1,097)
Boyd Gaming Corp.	(5.00)%	Quarterly	BZWS	6/20/22	525,000		(72,101)	(57,221)	(14,880)
Centurylink Inc.	(5.00)%	Quarterly	BZWS	6/20/21	4,700,000		(393,324)	(210,355)	(182,969)
Energy Transfer LP	(5.00)%	Quarterly	MSCO	12/20/20	750,000		(54,216)	(43,906)	(10,310)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	700,000		(189)	5,930	(6,119)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	166,667		317	3,029	(2,712)
HCA Inc.	(5.00)%	Quarterly	FBCO	3/20/22	2,050,000		(257,593)	(198,040)	(59,553)
KB Home	(5.00)%	Quarterly	JPHQ	3/20/20	100,000		(3,662)	(2,271)	(1,391)
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	1,050,000		53,236	36,521	16,715
Navient Corp.	(5.00)%	Quarterly	GSCO	3/20/20	1,800,000		(63,647)	(45,102)	(18,545)
Navient Corp.	(5.00)%	Quarterly	JPHQ	3/20/20	2,860,000		(101,128)	(71,705)	(29,423)
PHH Corp.	(5.00)%	Quarterly	BZWS	9/20/19	200,000		(2,483)	(126)	(2,357)
Universal Health Services Inc.	(5.00)%	Quarterly	BZWS	9/20/19	50,000		(632)	(290)	(342)
Contracts to Sell Protection[d,e]
Single Name
American Tower Corp.	1.00%	Quarterly	GSCO	3/20/21	100,000		177	(613)	790	BBB-
  |  18

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Single Name (continued)
The Goldman Sachs Group Inc.	1.00%	Quarterly	JPHQ	6/20/24	$2,600,000	$52,534	$17,437	$35,097	BBB+
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	330,000	(40,628)	(64,955)	24,327	B
Government of Argentina	5.00%	Quarterly	CITI	12/20/23	630,000	(83,962)	(31,322)	(52,640)	B
Government of Indonesia	1.00%	Quarterly	CITI	6/20/24	1,025,000	11,292	(3,267)	14,559	BBB
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	700,000	(10,594)	(26,003)	15,409	NR
Government of Russia	1.00%	Quarterly	BNDP	6/20/24	620,000	1,113	(7,863)	8,976	BBB-
Government of Spain	1.00%	Quarterly	CITI	6/20/24	1,100,000	31,872	28,537	3,335	NR
Morgan Stanley	1.00%	Quarterly	JPHQ	6/20/24	2,600,000	57,305	35,099	22,206	BBB+
Nabors Industries Inc.	1.00%	Quarterly	CITI	12/20/23	1,050,000	(161,884)	(137,939)	(23,945)	BB
Sprint Communications Inc.	5.00%	Quarterly	JPHQ	9/20/20	12,000	689	—	689	B
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	300,000	3,473	—	3,473	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez Index, Mezzanine Tranche 5-7%	2.00%	Quarterly	BNDP	12/20/20	500,000	758	—	758	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	340,000	7,840	—	7,840	Non-
									Investment Grade
[f]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	1,650,000	10,977	—	10,977	Non-
									Investment Grade
  |  19

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Boulder Index, Mezzanine Tranche 5-10%	1.18%	Quarterly	CITI	12/20/19	$3,000,000	$14,657	$ —	$14,657	Non-
									Investment Grade
[f]Citibank Bespoke Boulder Index, Mezzanine Tranche 5-15%	1.24%	Quarterly	CITI	12/20/19	1,600,000	9,978	—	9,978	Non-
									Investment Grade
[f]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	407,500	(26,436)	(12,977)	(13,459)	Non-
									Investment Grade
[f]Citibank Bespoke Lima Index, Mezzanine Tranche 5-7%	2.13%	Quarterly	CITI	12/20/19	650,000	6,962	—	6,962	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	710,000	9,100	—	9,100	Non-
									Investment Grade
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	700,000	11,337	—	11,337	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	770,000	(121,872)	(95,667)	(26,205)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	12,225	(509)	(478)	(31)	Non-
									Investment Grade
  |  20

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	$280,000	$332	$ —	$332	Non-
									Investment Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/28	2,000,000	53,147	17,937	35,210	Investment
									Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	12,200,000	241,412	110,451	130,961	Investment
									Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	800,000	2,907	—	2,907	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	800,000	15,423	—	15,423	Non-
									Investment Grade
Total OTC Swap Contracts						$(1,545,322)	$(1,358,896)	$(186,426)
Total Credit Default Swap Contracts						$(1,307,945)	$(1,122,123)	$(185,822)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$440,000
DBAB	(333,409)
FBCO	240,000
JPHQ	(271,644)
Total collateral	$74,947

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The Fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying instruments.

  |  21

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
At July 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.894%	Quarterly			2,460,000	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	2,000,000	EUR	$254,818
Receive Floating 3-month USD LIBOR + 1.85%	Quarterly			617,500	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	500,000	EUR	65,685
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			232,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	200,000	EUR	11,440
Receive Floating 3-month USD LIBOR + 1.303%	Quarterly			496,000	USD
Pay Fixed 1.00%	Annual	JPHQ	5/04/21	400,000	EUR	53,686
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			4,256,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	3,800,000	EUR	51,803
Receive Floating 3-month USD LIBOR + 0.849%	Quarterly			3,472,000	USD
Pay Fixed 0.75%	Annual	DBAB	9/14/22	2,800,000	EUR	353,133
Total Cross Currency Swap Contracts						$790,565

At July 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.788%	Semi-Annual	3/26/23	$7,900,000	$(329,098)	$ —	$(329,098)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.79%	Semi-Annual	3/28/23	7,900,000	(329,747)	—	(329,747)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.713%	Semi-Annual	3/29/23	4,700,000	(181,403)	—	(181,403)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.806%	Semi-Annual	4/17/23	5,800,000	(247,386)	—	(247,386)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.00%	Semi-Annual	6/20/25	11,100,000	(105,014)	530,503	(635,517)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.082%	Semi-Annual	9/28/25	8,000,000	(652,998)	—	(652,998)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.225%	Semi-Annual	11/13/25	5,500,000	(464,363)	—	(464,363)
Total Interest Rate Swap Contracts				$(2,310,009)	$530,503	$(2,840,512)

  |  22

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Flexible Alpha Bond Fund (continued)
At July 31, 2019, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.079%	At maturity	9/18/24	$1,770,000	$(10,800)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.35%	At maturity	9/20/26	5,200,000	(190,160)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.313%	At maturity	6/01/28	1,400,000	(51,869)
Total Inflation Index Swap Contracts				$(252,829)

At July 31, 2019, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Euribor 3 Month	3-month EUR LIBOR	Quarterly	JPHQ	12/20/19	3,650,000	EUR	$18,824
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	CITI	9/20/19	4,200,000		113,172
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	9/20/19	3,300,000		85,072
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	9/20/19	9,030,000		409,766
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	12/20/19	3,330,000		36,982
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	MSCO	12/20/19	4,200,000		73,323
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/20	4,050,000		60,252
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	6,600,000		124,636
Total Total Return Swap Contracts							$922,027

*In U.S. dollars unless otherwise indicated.
[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 86.
  |  23

Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Growth Opportunities Fund
		Country	Shares	Value
	Common Stocks 95.2%
	Communication Services 6.7%
[a]	Alphabet Inc., C	United States	108,299	$131,765,228
[a]	Facebook Inc., A	United States	151,743	29,473,043
[a]	Liberty Broadband Corp., C	United States	363,718	36,193,578
[a]	Netflix Inc.	United States	91,971	29,705,713
[a]	Pinterest Inc., A	United States	252,500	7,319,975
	The Walt Disney Co.	United States	259,499	37,110,952
				271,568,489
	Consumer Discretionary 9.4%
[a]	Amazon.com Inc.	United States	163,046	304,371,012
	Aptiv PLC	United States	301,625	26,437,431
[a]	Levi Strauss & Co., A	United States	833,386	15,884,337
[a]	Under Armour Inc., A	United States	1,488,144	34,331,482
				381,024,262
	Consumer Staples 3.2%
[a,b]	Beyond Meat Inc.	United States	40,700	7,997,957
	Constellation Brands Inc., A	United States	192,931	37,972,680
	Lamb Weston Holdings Inc.	United States	569,028	38,193,159
[a]	Monster Beverage Corp.	United States	358,876	23,136,736
[a]	Nomad Foods Ltd.	United Kingdom	977,894	21,777,699
				129,078,231
	Energy 0.7%
	Diamondback Energy Inc.	United States	279,605	28,919,545
	Financials 5.8%
	The Charles Schwab Corp.	United States	728,087	31,467,920
	Intercontinental Exchange Inc.	United States	511,297	44,922,554
	MarketAxess Holdings Inc.	United States	112,201	37,816,225
	MSCI Inc.	United States	285,244	64,818,847
	S&P Global Inc.	United States	201,040	49,244,748
	Tradeweb Markets Inc.	United States	86,900	4,115,584
				232,385,878
	Health Care 14.3%
[a]	ABIOMED Inc.	United States	75,393	21,001,474
[a]	Edwards Lifesciences Corp.	United States	293,686	62,511,065
[a]	Elanco Animal Health Inc.	United States	380,235	12,532,546
[a]	Guardant Health Inc.	United States	264,025	24,815,710
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	230,793	37,457,704
[a]	Heron Therapeutics Inc.	United States	1,341,631	23,398,045
[a]	IDEXX Laboratories Inc.	United States	91,289	25,748,062
[a]	Illumina Inc.	United States	113,738	34,050,882
[a]	Intuitive Surgical Inc.	United States	71,090	36,931,966
[a]	Nevro Corp.	United States	501,908	33,557,569
[a]	PTC Therapeutics Inc.	United States	582,961	28,081,231
[a]	Sage Therapeutics Inc.	United States	193,267	30,988,431
	UnitedHealth Group Inc.	United States	315,565	78,578,841
[a]	Veeva Systems Inc.	United States	403,702	66,974,162
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  24

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	West Pharmaceutical Services Inc.	United States	427,113	$58,629,801
				575,257,489
	Industrials 11.5%
	The Boeing Co.	United States	100,153	34,170,201
[a]	CoStar Group Inc.	United States	177,183	109,038,418
	Honeywell International Inc.	United States	224,356	38,692,436
[a]	IHS Markit Ltd.	United States	648,526	41,778,045
	Raytheon Co.	United States	290,181	52,897,095
	Rockwell Automation Inc.	United States	162,258	26,087,841
	Roper Technologies Inc.	United States	131,054	47,657,787
	Stanley Black & Decker Inc.	United States	173,302	25,577,642
[a]	Univar Inc.	United States	968,887	21,431,780
	Verisk Analytics Inc.	United States	427,189	64,813,115
				462,144,360
	Information Technology 39.1%
[a]	2U Inc.	United States	486,640	6,228,992
[a]	Adobe Inc.	United States	294,590	88,041,167
	Analog Devices Inc.	United States	293,641	34,491,072
	Apple Inc.	United States	450,045	95,877,587
[a]	Autodesk Inc.	United States	250,756	39,160,565
[a]	Black Knight Inc.	United States	335,328	21,232,969
[a]	Crowdstrike Holdings Inc., A	United States	99,300	8,844,651
[a]	DocuSign Inc.	United States	174,496	9,024,933
[a]	Fiserv Inc.	United States	332,557	35,061,484
[a]	Guidewire Software Inc.	United States	205,993	21,027,765
[a]	InterXion Holding NV	Netherlands	574,065	43,227,094
	Intuit Inc.	United States	75,274	20,874,233
[a,c,d]	LegalZoom.com Inc.	United States	1,673,284	22,746,986
	Mastercard Inc., A	United States	797,229	217,061,540
[a]	Medallia Inc.	United States	36,200	1,442,570
	Microsoft Corp.	United States	1,607,258	219,021,048
	Monolithic Power Systems	United States	242,822	35,976,508
[a]	Nutanix Inc., A	United States	468,086	10,625,552
	NVIDIA Corp.	United States	208,377	35,157,367
[a]	PayPal Holdings Inc.	United States	486,854	53,748,682
[a]	Pluralsight Inc., A	United States	470,947	14,453,363
[a]	PTC Inc.	United States	301,256	20,419,132
[a]	salesforce.com Inc.	United States	263,802	40,757,409
[a]	ServiceNow Inc.	United States	421,492	116,917,666
[a]	Twilio Inc., A	United States	348,697	48,507,240
[a]	Tyler Technologies Inc.	United States	99,131	23,132,219
	Visa Inc., A	United States	989,673	176,161,794
[a]	Workday Inc., A	United States	93,376	18,673,332
	Xilinx Inc.	United States	468,455	53,502,246
[a]	Zendesk Inc.	United States	571,236	47,732,480
				1,579,129,646
  |  25

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Materials 0.6%
[a]	Ingevity Corp.	United States	234,489	$23,106,546
	Real Estate 3.9%
	American Tower Corp.	United States	176,850	37,424,997
[a]	SBA Communications Corp., A	United States	489,810	120,204,272
				157,629,269
	Total Common Stocks (Cost $1,897,565,247)			3,840,243,715
	Preferred Stocks 3.2%
	Communication Services 0.1%
[a,c,d]	Tanium Inc., pfd., G	United States	805,800	5,371,986
	Consumer Discretionary 1.8%
[a,c,d]	ClearMotion Inc., pfd., C	United States	2,610,594	8,273,092
[a,c,d]	ClearMotion Inc., pfd., D	United States	3,698,772	12,373,994
[a,c,d]	Proterra Inc., pfd., 5, 144A	United States	2,362,202	24,311,440
[a,c,d]	Proterra Inc., pfd., 6, 144A	United States	596,775	6,141,922
[a,c,d]	Proterra Inc., pfd., 7	United States	780,667	8,034,512
[a,c,d]	Sweetgreen Inc., pfd., H	United States	928,488	13,537,268
				72,672,228
	Financials 0.4%
[a,c,d]	Bill.com, pfd., H	United States	1,624,999	15,357,848
	Health Care 0.3%
[a,c,d]	Tempus Labs Inc., pfd., F	United States	504,854	12,499,983
	Industrials 0.6%
[a,c,d]	Optoro Inc., pfd., E	United States	509,182	12,663,144
[a,c,d]	Wheels Up Partners LLC, pfd., D	United States	3,591,954	12,500,000
				25,163,144
	Total Preferred Stocks (Cost $100,426,034)			131,065,189
	Total Investments before Short Term Investments (Cost $1,997,991,281)			3,971,308,904
	Short Term Investments 1.9%
	Money Market Funds (Cost $66,268,796) 1.7%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	66,268,796	66,268,796
	Investments from Cash Collateral Received for Loaned Securities (Cost $7,671,750) 0.2%
	Money Market Funds 0.2%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	7,671,750	7,671,750
	Total Investments (Cost $2,071,931,827) 100.3%			4,045,249,450
	Other Assets, less Liabilities (0.3)%			(10,290,808)
	Net Assets 100.0%			$4,034,958,642
  |  26

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund (continued)
See Abbreviations on page 86.
[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2019.
[c]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[d]See Note 6 regarding restricted securities.
[e]See Note 8 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  27

Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Natural Resources Fund
		Country	Shares	Value
	Common Stocks 98.8%
	Aluminum 0.4%
[a]	Alcoa Corp.	United States	53,400	$1,200,966
	Commodity Chemicals 0.2%
	Dow Inc.	United States	16,000	775,040
	Copper 5.1%
	Antofagasta PLC	United Kingdom	423,100	4,827,516
	First Quantum Minerals Ltd.	Zambia	235,700	2,171,708
	Freeport-McMoRan Inc.	United States	376,100	4,159,666
[a]	Imperial Metals Corp.	Canada	364,500	690,472
	Lundin Mining Corp.	Chile	470,000	2,275,658
	Sandfire Resources NL	Australia	481,667	2,219,426
				16,344,446
	Diversified Chemicals 0.7%
	BASF SE	Germany	35,600	2,384,361
	Diversified Metals & Mining 8.3%
	Anglo American PLC	United Kingdom	117,700	2,915,522
	BHP Group PLC, ADR	United Kingdom	129,900	6,201,426
	Glencore PLC	Switzerland	1,661,100	5,376,928
	Hudbay Minerals Inc.	Canada	216,600	1,052,022
[a,b]	Nautilus Minerals Inc.	Canada	3,895,831	—
	Nexa Resources SA	Peru	165,200	1,361,248
	Rio Tinto PLC, ADR	Australia	66,100	3,772,988
	South32 Ltd.	Australia	981,400	2,106,733
	Teck Resources Ltd., B	Canada	198,400	4,065,216
				26,852,083
	Fertilizers & Agricultural Chemicals 1.1%
	Corteva Inc.	United States	38,800	1,144,600
	Nutrien Ltd.	Canada	46,500	2,548,665
				3,693,265
	Gold 5.2%
	Agnico Eagle Mines Ltd.	Canada	44,800	2,340,564
	Alamos Gold Inc., A	Canada	404,900	2,656,893
[a]	B2Gold Corp.	Canada	782,300	2,495,535
	Barrick Gold Corp.	Canada	190,891	3,103,888
[a]	Guyana Goldfields Inc.	Canada	1,303,900	1,106,549
	Newcrest Mining Ltd.	Australia	104,500	2,541,886
	Newmont Goldcorp Corp.	United States	43,015	1,570,908
	OceanaGold Corp.	Australia	402,310	1,091,320
				16,907,543
	Integrated Oil & Gas 13.5%
	Chevron Corp.	United States	71,900	8,851,609
	Exxon Mobil Corp.	United States	71,000	5,279,560
	Occidental Petroleum Corp.	United States	186,800	9,594,048
	Royal Dutch Shell PLC, A, ADR	United Kingdom	136,021	8,554,361
	Suncor Energy Inc.	Canada	259,700	7,452,047
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  28

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Integrated Oil & Gas (continued)
	Total SA, B, ADR	France	70,610	$3,653,361
				43,384,986
	Oil & Gas Drilling 1.5%
	Patterson-UTI Energy Inc.	United States	324,500	3,773,935
[a]	Pioneer Energy Services Corp.	United States	1,179,846	246,588
	Valaris PLC, A	United States	81,881	670,605
				4,691,128
	Oil & Gas Equipment & Services 18.1%
	Baker Hughes a GE Co., A	United States	242,700	6,162,153
[a]	C&J Energy Services Inc.	United States	108,700	1,189,178
[a]	Cactus Inc.	United States	49,300	1,447,941
[a]	Dril-Quip Inc.	United States	29,100	1,531,242
	Halliburton Co.	United States	386,135	8,881,105
	Hunting PLC	United Kingdom	137,400	851,294
	Liberty Oilfield Services Inc., A	United States	155,100	2,194,665
[a]	Nine Energy Service Inc.	United States	102,650	1,321,105
[a]	Oceaneering International Inc.	United States	101,600	1,569,720
[a]	Oil States International Inc.	United States	253,166	3,777,237
[a]	ProPetro Holding Corp.	United States	47,500	861,175
[a]	Ranger Energy Services Inc.	United States	154,157	1,032,852
	Schlumberger Ltd.	United States	369,247	14,758,803
	Schoeller-Bleckmann Oilfield Equipment AG	Austria	20,700	1,653,708
[a]	Select Energy Services Inc.	United States	222,200	2,259,774
[a]	Superior Energy Services Inc.	United States	786,100	713,150
	TechnipFMC PLC	United Kingdom	301,800	8,311,572
				58,516,674
	Oil & Gas Exploration & Production 29.6%
	Cabot Oil & Gas Corp., A	United States	331,400	6,349,624
[a]	Cairn Energy PLC	United Kingdom	1,679,700	3,232,284
[a]	Callon Petroleum Co.	United States	907,300	4,463,916
	Canadian Natural Resources Ltd.	Canada	253,500	6,421,296
	Concho Resources Inc.	United States	114,300	11,164,824
	ConocoPhillips	United States	145,800	8,613,864
	Diamondback Energy Inc.	United States	117,100	12,111,653
	EOG Resources Inc.	United States	132,300	11,357,955
	EQT Corp.	United States	234,100	3,537,251
	Hess Corp.	United States	84,800	5,498,432
[a]	Jagged Peak Energy Inc.	United States	608,816	4,468,710
	Noble Energy Inc.	United States	343,800	7,591,104
	Pioneer Natural Resources Co.	United States	58,700	8,102,948
[a]	WPX Energy Inc.	United States	233,300	2,435,652
				95,349,513
	Oil & Gas Refining & Marketing 4.3%
	HollyFrontier Corp.	United States	31,500	1,567,755
	Marathon Petroleum Corp.	United States	94,600	5,334,494
	Phillips 66	United States	42,800	4,389,568
  |  29

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil & Gas Refining & Marketing (continued)
	Valero Energy Corp.	United States	32,100	$2,736,525
				14,028,342
	Oil & Gas Storage & Transportation 7.6%
	Enbridge Inc.	Canada	74,147	2,475,768
	Kinder Morgan Inc.	United States	170,800	3,521,896
	ONEOK Inc.	United States	53,100	3,721,248
	Targa Resources Corp.	United States	167,100	6,501,861
	TC Energy Corp.	Canada	67,800	3,319,488
	The Williams Cos. Inc.	United States	195,700	4,822,048
				24,362,309
	Packaged Foods & Meats 0.2%
[a,c]	Beyond Meat Inc.	United States	2,700	530,577
	Paper Packaging 0.8%
	Packaging Corp. of America	United States	24,100	2,433,378
	Pharmaceuticals 0.2%
[a]	Elanco Animal Health Inc.	United States	17,600	580,096
	Specialty Chemicals 1.5%
	Albemarle Corp.	United States	49,700	3,626,112
	DuPont de Nemours Inc.	United States	16,000	1,154,560
				4,780,672
	Trading Companies & Distributors 0.5%
[a]	Univar Inc.	United States	72,600	1,605,912
	Total Common Stocks (Cost $307,827,239)			318,421,291
	Short Term Investments 0.6%
	Money Market Funds (Cost $1,134,340) 0.4%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	1,134,340	1,134,340
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds (Cost $735,375) 0.2%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	735,375	735,375
	Total Investments (Cost $309,696,954) 99.4%			320,291,006
	Other Assets, less Liabilities 0.6%			2,046,187
	Net Assets 100.0%			$322,337,193

See Abbreviations on page 86.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]A portion or all of the security is on loan at July 31, 2019.
[d]See Note 8 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  30

Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Select U.S. Equity Fund
		Country	Shares	Value
	Common Stocks 98.9%
	Communication Services 5.8%
[a]	Alphabet Inc., A	United States	2,760	$3,362,232
	The Walt Disney Co.	United States	18,810	2,690,018
				6,052,250
	Consumer Discretionary 10.2%
[a]	Alibaba Group Holding Ltd., ADR	China	13,990	2,421,809
[a]	Amazon.com Inc.	United States	2,420	4,517,607
	Aptiv PLC	United States	15,960	1,398,894
	NIKE Inc., B	United States	26,960	2,319,369
				10,657,679
	Consumer Staples 6.3%
	Constellation Brands Inc., A	United States	8,100	1,594,242
	Estee Lauder Cos. Inc., A	United States	9,540	1,757,172
	Lamb Weston Holdings Inc.	United States	24,080	1,616,250
[a]	Monster Beverage Corp.	United States	25,430	1,639,472
				6,607,136
	Energy 2.0%
	Cabot Oil & Gas Corp., A	United States	60,740	1,163,778
	Concho Resources Inc.	United States	9,720	949,450
				2,113,228
	Financials 9.1%
	BlackRock Inc.	United States	5,340	2,497,411
	The Charles Schwab Corp.	United States	52,840	2,283,745
	Intercontinental Exchange Inc.	United States	26,490	2,327,412
	S&P Global Inc.	United States	9,800	2,400,510
				9,509,078
	Health Care 15.7%
[a]	ABIOMED Inc.	United States	4,370	1,217,307
	AstraZeneca PLC, ADR	United Kingdom	54,020	2,345,008
[a]	Illumina Inc.	United States	5,530	1,655,571
[a]	Mettler-Toledo International Inc.	United States	3,260	2,467,005
	Stryker Corp.	United States	11,230	2,355,830
	Teleflex Inc.	United States	7,040	2,391,770
	UnitedHealth Group Inc.	United States	9,720	2,420,377
[a]	Waters Corp.	United States	7,400	1,558,144
				16,411,012
	Industrials 12.8%
	3M Co.	United States	9,760	1,705,267
	BWX Technologies Inc.	United States	23,200	1,250,712
	FedEx Corp.	United States	7,490	1,277,270
	Fortive Corp.	United States	29,990	2,280,740
	Raytheon Co.	United States	11,940	2,176,543
	Republic Services Inc.	United States	21,680	1,921,932
	Verisk Analytics Inc.	United States	18,020	2,733,994
				13,346,458
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  31

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Select U.S. Equity Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology 28.3%
[a]	Adyen NV	Netherlands	379	$288,103
	Amphenol Corp., A	United States	16,750	1,563,110
	Analog Devices Inc.	United States	27,960	3,284,181
	Apple Inc.	United States	10,700	2,279,528
	Applied Materials Inc.	United States	48,150	2,377,165
	Cognex Corp.	United States	28,990	1,275,850
[a]	InterXion Holding NV	Netherlands	31,320	2,358,396
	Mastercard Inc., A	United States	12,210	3,324,417
	Microsoft Corp.	United States	31,740	4,325,210
	NVIDIA Corp.	United States	9,760	1,646,707
[a]	salesforce.com Inc.	United States	14,660	2,264,970
[a]	ServiceNow Inc.	United States	10,610	2,943,108
[a]	Tyler Technologies Inc.	United States	6,500	1,516,775
				29,447,520
	Materials 3.3%
	Albemarle Corp.	United States	10,700	780,672
	Ecolab Inc.	United States	13,020	2,626,525
				3,407,197
	Real Estate 2.6%
[a]	SBA Communications Corp., A	United States	10,870	2,667,607
	Utilities 2.8%
	NextEra Energy Inc.	United States	13,990	2,898,308
	Total Common Stocks (Cost $82,532,432)			103,117,473
	Short Term Investments (Cost $1,175,981) 1.1%
	Money Market Funds 1.1%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	1,175,981	1,175,981
	Total Investments (Cost $83,708,413) 100.0%			104,293,454
	Other Assets, less Liabilities (0.0)%†			(19,302)
	Net Assets 100.0%			$104,274,152

See Abbreviations on page 86.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 8 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  32

Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Small Cap Growth Fund
		Country	Shares	Value
	Common Stocks 90.5%
	Communication Services 1.5%
[a]	IMAX Corp.	United States	680,200	$14,930,390
[a]	Yelp Inc.	United States	701,100	24,573,555
				39,503,945
	Consumer Discretionary 11.8%
[a]	Boot Barn Holdings Inc.	United States	616,503	19,290,379
	Dave & Buster’s Entertainment Inc.	United States	536,500	21,808,725
[a,b,c]	DraftKings Inc.	United States	9,905,685	26,652,365
[a]	Duluth Holdings Inc.	United States	53,116	645,359
[a]	Five Below Inc.	United States	175,500	20,614,230
[a]	Grand Canyon Education Inc.	United States	212,900	23,157,133
	Lithia Motors Inc.	United States	272,700	35,963,676
[a]	M/I Homes Inc.	United States	1,256,976	44,459,241
[a]	The RealReal Inc.	United States	254,600	6,250,430
[a,d]	Revolve Group Inc.	United States	157,500	5,429,025
[a]	RH	United States	235,700	32,856,580
[a,e]	Sportsman’s Warehouse Holdings Inc.	United States	3,588,200	16,111,018
	Steven Madden Ltd.	United States	902,450	31,143,550
	Wingstop Inc.	United States	359,829	34,396,054
				318,777,765
	Consumer Staples 2.3%
[a]	Grocery Outlet Holding Corp.	United States	226,200	8,808,228
[a]	Hostess Brands Inc., A	United States	908,700	12,830,844
[a]	Nomad Foods Ltd.	United Kingdom	873,200	19,446,164
[a]	The Simply Good Foods Co.	United States	754,600	20,547,758
				61,632,994
	Energy 1.5%
[a]	Callon Petroleum Co.	United States	3,498,500	17,212,620
	Liberty Oilfield Services Inc., A	United States	1,399,900	19,808,585
[a]	Ring Energy Inc.	United States	1,915,000	4,691,750
				41,712,955
	Financials 7.2%
	Evercore Inc.	United States	180,800	15,615,696
	FGL Holdings., A	United States	1,464,200	11,933,230
	Houlihan Lokey Inc.	United States	566,400	26,054,400
	LegacyTexas Financial Group Inc.	United States	443,160	18,940,659
[a]	Metropolitan Bank Holding Corp.	United States	318,661	13,374,202
	Pinnacle Financial Partners Inc.	United States	586,304	35,612,105
[a]	PRA Group Inc.	United States	506,500	15,767,345
	TCF Financial Corp.	United States	653,223	27,461,495
[a]	Western Alliance Bancorp	United States	623,400	30,820,896
				195,580,028
	Health Care 22.2%
[a]	Aclaris Therapeutics Inc.	United States	309,876	396,641
[a,d]	Allogene Therapeutics Inc.	United States	161,782	5,015,242
[a]	Amicus Therapeutics Inc.	United States	632,600	7,844,240
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  33

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
[a]	Argenx SE, ADR	Netherlands	75,400	$10,590,684
[a]	Ascendis Pharma AS, ADR	Denmark	178,900	20,709,464
[a]	Collegium Pharmaceutical Inc.	United States	698,800	7,665,836
[a,d]	Dynavax Technologies Corp.	United States	676,600	1,867,416
[a]	Emergent BioSolutions Inc.	United States	382,600	16,887,964
[a,d]	Foamix Pharmaceuticals Ltd.	Israel	335,464	801,759
[a]	G1 Therapeutics Inc.	United States	148,800	3,691,728
[a]	Global Blood Therapeutics Inc.	United States	323,400	17,722,320
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	166,100	26,958,030
[a]	Health Catalyst Inc.	United States	33,000	1,460,250
[a]	HealthEquity Inc.	United States	341,116	27,964,690
[a]	Heron Therapeutics Inc.	United States	1,319,588	23,013,615
[a]	Inspire Medical Systems Inc.	United States	323,744	21,894,807
[a]	Integer Holdings Corp.	United States	369,000	32,298,570
[a]	Iovance Biotherapeutics Inc.	United States	1,379,333	33,917,798
[a]	iRhythm Technologies Inc.	United States	391,097	32,515,805
[a]	Livongo Health Inc.	United States	133,600	5,911,800
[a]	Neogen Corp.	United States	267,266	19,082,792
[a]	NeoGenomics Inc.	United States	1,323,000	32,241,510
[a]	Neuronetics Inc.	United States	380,300	4,529,373
[a]	Nevro Corp.	United States	628,600	42,028,196
[a]	Odonate Therapeutics Inc.	United States	383,200	15,615,400
[a]	Penumbra Inc.	United States	162,100	27,167,960
[a]	Pfenex Inc.	United States	1,440,631	8,470,910
[a]	Phreesia Inc.	United States	310,596	8,488,589
[a]	Precision BioSciences Inc.	United States	262,000	3,371,940
[a]	PTC Therapeutics Inc.	United States	864,500	41,642,965
[a,d]	RA Medical Systems Inc.	United States	214,500	607,035
[a]	Reata Pharmaceuticals Inc.	United States	307,974	27,917,843
[a]	Revance Therapeutics Inc.	United States	1,053,592	13,254,187
[a]	Sage Therapeutics Inc.	United States	153,100	24,548,054
[a,d]	TherapeuticsMD Inc.	United States	2,466,100	5,302,115
[a]	Tivity Health Inc.	United States	1,512,778	26,397,976
				599,795,504
	Industrials 17.7%
	Allegiant Travel Co.	United States	266,248	39,897,263
	Altra Industrial Motion Corp.	United States	589,600	16,939,208
[a]	Axon Enterprise Inc.	United States	51,940	3,647,227
[a]	Beacon Roofing Supply Inc.	United States	791,800	28,686,914
	BWX Technologies Inc.	United States	724,400	39,052,404
	Cubic Corp.	United States	639,200	42,315,040
	Granite Construction Inc.	United States	762,843	27,080,926
	Healthcare Services Group Inc.	United States	673,600	16,105,776
	Kennametal Inc.	United States	1,013,700	35,053,746
	Lindsay Corp.	United States	157,421	14,359,944
[a]	Mercury Systems Inc.	United States	541,216	44,119,928
	Mobile Mini Inc.	United States	265,800	9,026,568
  |  34

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Industrials (continued)
[a]	SAIA Inc.	United States	444,424	$33,909,551
[a]	Spirit Airlines Inc.	United States	673,800	28,589,334
[a]	Univar Inc.	United States	1,731,332	38,297,064
[a]	Upwork Inc.	United States	1,816,100	29,856,684
	US Ecology Inc.	United States	515,470	32,799,356
				479,736,933
	Information Technology 24.0%
[a]	Alteryx Inc.	United States	278,500	32,734,890
[a]	Envestnet Inc.	United States	405,722	28,972,608
[a]	Guidewire Software Inc.	United States	192,200	19,619,776
[a]	Hubspot Inc.	United States	127,029	22,702,623
[a]	InterXion Holding NV	Netherlands	390,795	29,426,863
[a]	Lattice Semiconductor Corp.	United States	2,345,900	45,369,706
[a,b,c]	LegalZoom.com Inc.	United States	1,431,280	19,457,131
	ManTech International Corp., A	United States	515,000	35,421,700
[a]	Medallia Inc.	United States	23,800	948,430
	Monolithic Power Systems	United States	244,700	36,254,752
[a]	Nanometrics Inc.	United States	403,900	12,674,382
[a]	Paylocity Holding Corp.	United States	288,032	29,405,187
[a]	Pluralsight Inc., A	United States	724,500	22,234,905
[a]	Pure Storage Inc., A	United States	1,509,800	22,858,372
[a]	Q2 Holdings Inc.	United States	314,600	25,127,102
[a]	Semtech Corp.	United States	134,500	7,111,015
[a]	Silicon Laboratories Inc.	United States	375,700	42,157,297
[a]	Twilio Inc., A	United States	48,202	6,705,380
[a]	USA Technologies Inc.	United States	646,500	4,253,970
	Versum Materials Inc.	United States	648,400	33,703,832
[a]	ViaSat Inc.	United States	421,283	34,372,480
[a]	Viavi Solutions Inc.	United States	2,524,600	37,035,882
[a]	Wix.com Ltd.	Israel	215,500	32,006,060
[a]	Zendesk Inc.	United States	365,514	30,542,350
[a]	Zscaler Inc.	United States	440,700	37,137,789
				648,234,482
	Materials 1.3%
[a]	Ingevity Corp.	United States	368,829	36,344,410
	Real Estate 1.0%
	Coresite Realty Corp.	United States	244,600	25,636,526
	Total Common Stocks (Cost $1,758,748,823)			2,446,955,542
	Preferred Stocks 5.1%
	Consumer Discretionary 3.8%
[a,b,c]	ClearMotion Inc., pfd., D	United States	3,698,772	12,373,994
[a,b,c]	Peloton Interactive Inc., pfd., F	United States	1,038,769	25,334,585
[a,b,c]	Proterra Inc., pfd., 5, 144A	United States	1,787,047	18,392,029
[a,b,c]	Proterra Inc., pfd., 6, 144A	United States	1,310,834	13,490,913
[a,b,c]	Proterra Inc., pfd., 7	United States	536,367	5,520,211
  |  35

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund (continued)
		Country	Shares	Value
	Preferred Stocks (continued)
	Consumer Discretionary (continued)
[a,b,c]	Rent the Runway Inc., pfd.	United States	596,471	$13,333,328
[a,b,c]	Sweetgreen Inc., pfd., H	United States	383,435	5,590,446
[a,b,c]	Tula eTechnology Inc.	United States	361,111	—
[a,b,c]	Tula Technology Inc., E	United States	3,611,111	7,106,378
				101,141,884
	Industrials 0.8%
[a,b,c]	Optoro Inc., pfd., E	United States	508,130	12,636,982
[a,b,c]	Wheels Up Partners LLC, pfd., D	United States	2,873,563	9,999,999
				22,636,981
	Information Technology 0.5%
[a,b,c]	Smule Inc., pfd., G, 144A	United States	1,542,673	11,212,215
[a,b,c]	Smule Inc., pfd., H, 144A	United States	352,675	2,830,668
				14,042,883
	Total Preferred Stocks (Cost $103,695,715)			137,821,748
	Total Investments before Short Term Investments (Cost $1,862,444,538)			2,584,777,290
	Short Term Investments 4.6%
	Money Market Funds (Cost $107,720,458) 4.0%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	107,720,458	107,720,458
	Investments from Cash Collateral Received for Loaned Securities (Cost $16,526,461) 0.6%
	Money Market Funds 0.6%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	16,526,461	16,526,461
	Total Investments (Cost $1,986,691,457) 100.2%			2,709,024,209
	Other Assets, less Liabilities (0.2)%			(5,609,251)
	Net Assets 100.0%			$2,703,414,958

See Abbreviations on page 86.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]A portion or all of the security is on loan at July 31, 2019.
[e]See Note 7 regarding holdings of 5% voting securities.
[f]See Note 8 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  36

Franklin Strategic Series
Statement of Investments, July 31, 2019 (unaudited)
Franklin Small-Mid Cap Growth Fund
		Shares	Value
	Common Stocks 96.5%
	Communication Services 2.4%
[a]	IAC/InterActiveCorp	171,000	$40,877,550
[a]	Pinterest Inc., A	697,000	20,206,030
[a]	Spotify Technology SA	154,500	23,938,230
			85,021,810
	Consumer Discretionary 16.2%
	Aptiv PLC	420,000	36,813,000
[a]	Burlington Stores Inc.	278,000	50,248,500
[a]	Chipotle Mexican Grill Inc.	26,800	21,320,204
	Dollar General Corp.	197,500	26,468,950
[a]	Dollar Tree Inc.	225,000	22,893,750
	Domino’s Pizza Inc.	149,000	36,434,970
[a,b,c]	DraftKings Inc.	7,974,537	21,456,393
	Expedia Group Inc.	346,000	45,928,040
[a]	Five Below Inc.	164,000	19,263,440
[a]	Grand Canyon Education Inc.	278,000	30,238,060
[a]	Levi Strauss & Co., A	955,000	18,202,300
	MGM Resorts International	993,000	29,809,860
[a]	NVR Inc.	10,600	35,447,884
[a]	O’Reilly Automotive Inc.	86,000	32,745,360
[a,d]	Revolve Group Inc.	119,700	4,126,059
	Tractor Supply Co.	385,000	41,891,850
[a]	Ulta Beauty Inc.	83,000	28,987,750
[a]	Under Armour Inc., A	502,000	11,581,140
	Vail Resorts Inc.	159,000	39,196,680
	Wingstop Inc.	239,000	22,846,010
			575,900,200
	Consumer Staples 2.7%
	Brown-Forman Corp., B	458,000	25,102,980
	Church & Dwight Co. Inc.	305,000	23,009,200
	Lamb Weston Holdings Inc.	410,000	27,519,200
	McCormick & Co. Inc.	132,000	20,927,280
			96,558,660
	Energy 1.0%
	Concho Resources Inc.	174,700	17,064,696
	Diamondback Energy Inc.	178,000	18,410,540
			35,475,236
	Financials 7.6%
	Ares Management Corp., A	640,000	18,720,000
	CBOE Global Markets Inc.	331,000	36,181,610
	MarketAxess Holdings Inc.	148,500	50,050,440
	MSCI Inc.	221,500	50,333,660
	SEI Investments Co.	488,000	29,079,920
[a]	SVB Financial Group	83,500	19,369,495
	TCF Financial Corp.	446,000	18,749,840
	Tradeweb Markets Inc.	483,000	22,874,880
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  37

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Financials (continued)
[a]	Western Alliance Bancorp	500,000	$24,720,000
			270,079,845
	Health Care 13.6%
[a]	ABIOMED Inc.	163,500	45,544,560
[a]	Align Technology Inc.	52,500	10,976,700
[a]	Argenx SE, ADR (Netherlands)	40,000	5,618,400
[a]	Avantor Inc	905,500	15,927,745
[a]	BioMarin Pharmaceutical Inc.	192,666	15,282,267
[a]	DexCom Inc.	199,414	31,282,074
[a]	GW Pharmaceuticals PLC, ADR (United Kingdom)	111,000	18,015,300
[a]	HealthEquity Inc.	364,000	29,840,720
[a]	Heron Therapeutics Inc.	969,000	16,899,360
[a]	IDEXX Laboratories Inc.	198,500	55,986,925
[a]	Incyte Corp.	188,614	16,017,101
[a]	iRhythm Technologies Inc.	199,450	16,582,273
[a]	Livongo Health Inc.	92,900	4,110,825
[a]	Masimo Corp.	57,500	9,076,375
[a]	Mettler-Toledo International Inc.	66,000	49,945,500
[a]	Neurocrine Biosciences Inc.	160,042	15,426,449
[a]	Penumbra Inc.	211,647	35,472,037
[a]	Phreesia Inc.	88,000	2,405,040
[a]	Precision BioSciences Inc.	289,400	3,724,578
[a]	PTC Therapeutics Inc.	255,000	12,283,350
[a]	Reata Pharmaceuticals Inc.	177,100	16,054,115
[a]	Revance Therapeutics Inc.	543,000	6,830,940
[a]	Sage Therapeutics Inc.	64,100	10,277,794
[a]	Sarepta Therapeutics Inc.	70,000	10,419,500
[a]	Veeva Systems Inc.	179,000	29,696,100
			483,696,028
	Industrials 17.3%
	BWX Technologies Inc.	674,000	36,335,340
[a]	CoStar Group Inc.	104,800	64,493,920
	Fortive Corp.	587,500	44,679,375
	IDEX Corp.	323,500	54,419,170
[a]	IHS Markit Ltd.	351,915	22,670,364
	L3Harris Technologies Inc.	224,500	46,606,200
[a,d]	Lyft Inc., A	288,000	17,530,560
[a]	Mercury Systems Inc.	240,000	19,564,800
	Old Dominion Freight Line Inc.	200,000	33,396,000
	Republic Services Inc.	400,000	35,460,000
	Rockwell Automation Inc.	248,000	39,873,440
	Roper Technologies Inc.	96,530	35,103,136
	Stanley Black & Decker Inc.	197,000	29,075,230
	TransUnion	367,000	30,383,930
[a]	Univar Inc.	1,125,000	24,885,000
[a]	Upwork Inc.	1,188,000	19,530,720
  |  38

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Verisk Analytics Inc.	414,000	$62,812,080
			616,819,265
	Information Technology 32.0%
[a]	2U Inc.	286,258	3,664,102
[a]	Advanced Micro Devices Inc.	640,000	19,488,000
[a]	Adyen NV (Netherlands)	24,500	18,624,054
[a]	Alteryx Inc.	119,000	13,987,260
	Amphenol Corp., A	395,000	36,861,400
[a]	Arista Networks Inc.	113,000	30,899,850
[a]	Atlassian Corp. PLC	308,000	43,156,960
[a]	Black Knight Inc.	688,000	43,564,160
[a]	Cree Inc.	153,000	9,513,540
[a]	Crowdstrike Holdings Inc., A	87,200	7,766,904
[a]	DocuSign Inc.	687,000	35,531,640
[a]	Elastic NV	348,000	34,392,840
[a]	EPAM Systems Inc.	198,000	38,370,420
[a]	Fiserv Inc.	345,000	36,373,350
	Global Payments Inc.	315,000	52,894,800
[a]	GoDaddy Inc., A	696,800	51,131,184
[a]	Guidewire Software Inc.	321,000	32,767,680
	KLA Corp.	236,000	32,171,520
	Lam Research Corp.	98,000	20,443,780
[a]	Lattice Semiconductor Corp.	613,335	11,861,899
	Microchip Technology Inc.	624,000	58,918,080
	Monolithic Power Systems	267,500	39,632,800
[a]	New Relic Inc.	297,000	27,671,490
[a]	Nutanix Inc., A	360,000	8,172,000
[a,d]	Pagerduty Inc.	284,000	12,552,800
[a]	Paylocity Holding Corp.	250,000	25,522,500
[a]	Pluralsight Inc., A	690,000	21,176,100
[a]	PTC Inc.	269,300	18,253,154
[a]	Q2 Holdings Inc.	376,000	30,031,120
[a]	Semtech Corp.	35,963	1,901,364
[a]	Shopify Inc., A (Canada)	56,500	17,960,220
[a]	Silicon Laboratories Inc.	244,000	27,379,240
[a]	Square Inc., A	664,000	53,392,240
[a]	Synopsys Inc.	288,000	38,234,880
[a]	Trimble Inc.	523,000	22,101,980
[a]	Twilio Inc., A	277,000	38,533,470
[a]	ViaSat Inc.	346,050	28,234,219
[a]	WEX Inc.	139,500	30,420,765
[a]	Wix.com Ltd. (Israel)	148,000	21,980,960
	Xilinx Inc.	225,000	25,697,250
[a]	Zscaler Inc.	216,000	18,202,320
			1,139,434,295
  |  39

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Materials 1.8%
[a]	Ingevity Corp.	331,780	$32,693,601
	Martin Marietta Materials Inc.	120,000	29,730,000
			62,423,601
	Real Estate 1.9%
[a]	SBA Communications Corp., A	271,000	66,506,110
	Total Common Stocks (Cost $2,492,261,214)		3,431,915,050
	Preferred Stocks 0.9%
	Consumer Discretionary 0.4%
[a,b,c]	Proterra Inc., pfd., 5, 144A	1,416,913	14,582,663
	Financials 0.5%
[a,b,c]	Bill.com, pfd., H	866,666	8,190,851
[a,b,c]	Phononic Inc., pfd., F	2,970,061	7,499,998
			15,690,849
	Total Preferred Stocks (Cost $21,835,913)		30,273,512
	Total Investments before Short Term Investments (Cost $2,514,097,127)		3,462,188,562
	Short Term Investments 4.0%
	Money Market Funds (Cost $110,720,714) 3.1%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	110,720,714	110,720,714
	Investments from Cash Collateral Received for Loaned Securities 0.9%
	Money Market Funds (Cost $30,250,900) 0.9%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	30,250,900	30,250,900
	Total Investments (Cost $2,655,068,741) 101.4%		3,603,160,176
	Other Assets, less Liabilities (1.4)%		(48,514,848)
	Net Assets 100.0%		$3,554,645,328

See Abbreviations on page 86.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]A portion or all of the security is on loan at July 31, 2019.
[e]See Note 8 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  40

Franklin Strategic Series
Consolidated Statement of Investments, July 31, 2019 (unaudited)
Franklin Strategic Income Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.3%
	Commercial & Professional Services 0.1%
[a,b]	Remington Outdoor Co. Inc.	United States	1,322,439	$2,810,183
	Consumer Services 0.0%†
[a,c,d]	Turtle Bay Resort	United States	5,579,939	122,759
	Energy 0.1%
[a]	Birch Permian Holdings Inc.	United States	46,176	484,848
[a]	Birch Permian Holdings Inc.	United States	359,948	3,734,461
[a]	Chaparral Energy Inc., A	United States	94,305	334,783
[a,e]	Chaparral Energy Inc., A, 144A	United States	3,418	12,134
[a]	Halcon Resources Corp.	United States	955,276	107,946
[a]	Halcon Resources Corp., wts., 9/09/20	United States	75,770	1,515
[a]	Midstates Petroleum Co. Inc.	United States	5,125	23,319
[a,d]	Midstates Petroleum Co. Inc., wts., 4/21/20	United States	49,552	—
[a]	Riviera Resources Inc.	United States	84,462	963,711
[a]	Roan Resources Inc.	United States	88,309	105,971
				5,768,688
	Materials 0.1%
[a,d,f]	Appvion Operations Inc.	United States	331,325	3,788,274
[a]	Verso Corp., A	United States	38,905	629,483
[a]	Verso Corp., wts., 7/25/23	United States	4,095	7,781
				4,425,538
	Media & Entertainment 0.0%†
[a]	Clear Channel Outdoor Holdings Inc.	United States	285,564	865,259
[a,d,f]	iHeartMedia Inc., A	United States	115,084	1,629,199
[a,d,f]	iHeartMedia Inc., B	United States	1,941	27,478
[a,d,f]	iHeartMedia Inc., wts., A, 5/01/39	United States	1	14
				2,521,950
	Retailing 0.0%†
[a,d,f]	K2016470219 South Africa Ltd., A	South Africa	125,940,079	87,644
[a,d,f]	K2016470219 South Africa Ltd., B	South Africa	12,532,821	8,722
				96,366
	Software & Services 0.0%†
[a,d]	WorkCapital BSD SARL, wts., 2/13/26	Brazil	6,000,000	750,000
	Total Common Stocks and Other Equity Interests (Cost $65,237,204)			16,495,484

	Management Investment Companies (Cost $218,117,419) 3.9%
	Diversified Financials 3.9%
[g]	Franklin Floating Rate Income Fund	United States	21,833,688	187,988,049
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  41

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds 32.9%
	Banks 2.0%
[e]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	10,400,000		$9,679,124
	Bank of America Corp.,
	senior bond, 3.248%, 10/21/27	United States	5,000,000		5,132,611
	senior note, 3.50%, 4/19/26	United States	29,800,000		31,162,095
	Citigroup Inc.,
	senior note, 3.20%, 10/21/26	United States	20,000,000		20,445,661
	sub. bond, 5.50%, 9/13/25	United States	10,000,000		11,277,265
	sub. note, 4.05%, 7/30/22	United States	5,000,000		5,203,097
[e]	Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,400,000		1,470,791
	JPMorgan Chase & Co., sub. note, 3.875%, 9/10/24	United States	10,000,000		10,496,801
[h]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,900,000	EUR	4,305,856
					99,173,301
	Capital Goods 1.2%
[e]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	15,000,000		14,906,250
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	6,600,000		6,693,588
[e]	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	5,300,000		5,319,875
	Legrand France SA, senior bond, 8.50%, 2/15/25	France	200,000		258,727
[i]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	4,655,176		3,607,761
[e]	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	14,600,000		14,581,750
[e]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	14,000,000		13,265,000
					58,632,951
	Commercial & Professional Services 0.7%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	18,000,000		19,215,000
[e]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	19,300,000		16,356,750
					35,571,750
	Consumer Durables & Apparel 1.0%
[e]	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	17,000,000		17,850,000
	KB Home,
	senior bond, 7.50%, 9/15/22	United States	5,000,000		5,612,500
	senior note, 7.00%, 12/15/21	United States	10,000,000		10,787,500
	PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	12,000,000		12,690,000
					46,940,000
	Consumer Services 1.4%
[e]	1011778 BC ULC/New Red Finance Inc.,
	secured note, second lien, 144A, 5.00%, 10/15/25	Canada	11,500,000		11,758,750
	senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	4,000,000		4,102,000
[e]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	13,200,000		13,620,816
[e]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	7,000,000		7,245,000
	senior note, 144A, 5.25%, 6/01/26	United States	9,100,000		9,470,370
  |  42

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Consumer Services (continued)
[e]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	6,600,000		$6,971,250
[e]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	13,700,000		14,402,125
					67,570,311
	Diversified Financials 2.1%
	Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	11,900,000		12,149,688
[j]	CIA Securitizadora de Creditos Financeiros Vert-Fintech, senior secured note, FRN, 5.96%, (BZDIOVRA + 5.75%), 2/14/24	Brazil	1,380[k]	BRL	363,163
	The Goldman Sachs Group Inc.,
	senior note, 3.50%, 1/23/25	United States	23,000,000		23,785,992
	senior note, 3.75%, 2/25/26	United States	15,000,000		15,714,079
	Morgan Stanley,
	senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	10,000,000		10,375,807
	senior note, 3.875%, 1/27/26	United States	32,300,000		34,227,659
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	5,700,000		6,156,000
					102,772,388
	Energy 3.8%
[e]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	5,900,000		6,077,000
[e]	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	7,852,000		5,496,400
	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	8,800,000		10,032,176
	senior secured note, first lien, 5.875%, 3/31/25	United States	8,200,000		9,041,320
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	11,900,000		12,376,238
	CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	11,076,000		10,688,340
	Energy Transfer Operating LP,
	senior bond, 4.05%, 3/15/25	United States	1,300,000		1,354,970
	senior note, 7.50%, 10/15/20	United States	11,000,000		11,621,852
	Energy Transfer Partners LP/Regency Energy Finance Corp., senior note, 5.00%, 10/01/22	United States	10,000,000		10,607,930
[e,i]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	12,855,122		10,619,359
	Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	3,000,000		3,005,958
[e]	Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000		20,116,600
	Kinder Morgan Inc.,
	senior bond, 4.30%, 6/01/25	United States	17,000,000		18,225,606
	senior note, 3.15%, 1/15/23	United States	9,000,000		9,164,346
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	19,000,000		18,764,400
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000		2,030,448
	Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000		5,563,807
	Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000		390,000
	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	5,900,000		6,016,230
  |  43

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
[l]	Weatherford International Ltd.,
	senior note, 7.75%, 6/15/21	United States	9,000,000	$4,185,000
	senior note, 8.25%, 6/15/23	United States	7,000,000	3,377,500
[e]	Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	5,400,000	5,509,760
				184,265,240
	Food & Staples Retailing 0.6%
[e]	Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	7,600,000	7,942,000
	Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	21,900,000	22,901,325
				30,843,325
	Food, Beverage & Tobacco 1.2%
	Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	2,000,000	1,940,088
[e]	Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	20,400,000	20,736,988
[e]	Lamb Weston Holdings Inc., senior note, 144A, 4.875%, 11/01/26	United States	12,600,000	13,135,500
[e]	Post Holdings Inc.,
	senior bond, 144A, 5.625%, 1/15/28	United States	10,000,000	10,325,000
	senior note, 144A, 5.50%, 3/01/25	United States	8,000,000	8,350,000
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	1,900,000	2,016,602
				56,504,178
	Health Care Equipment & Services 1.2%
	Centene Corp.,
	senior note, 4.75%, 5/15/22	United States	5,000,000	5,077,800
	[e] senior note, 144A, 5.375%, 6/01/26	United States	8,600,000	9,105,250
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	7,223,000	4,983,870
	senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000	3,748,875
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	5,800,000	6,161,470
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	8,000,000	8,050,000
	senior bond, 5.00%, 5/01/25	United States	6,000,000	5,902,620
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	2,700,000	2,955,392
	HCA Inc., senior bond, 5.875%, 2/15/26	United States	3,000,000	3,330,000
[e]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	6,300,000	6,268,500
				55,583,777
	Materials 4.5%
[i]	ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000	1,343,875
[e]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	11,500,000	11,931,250
[e]	Cemex SAB de CV,
	senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	13,000,000	13,308,555
	senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000	4,147,400
  |  44

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	7,100,000	$7,316,550
[e]	First Quantum Minerals Ltd.,
	senior note, 144A, 7.00%, 2/15/21	Zambia	2,144,000	2,169,460
	senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000	7,155,000
[e]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 5.125%, 3/15/23	Australia	3,600,000	3,757,500
	senior note, 144A, 5.125%, 5/15/24	Australia	7,700,000	8,046,500
	Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	13,000,000	13,364,000
[e]	Glencore Funding LLC,
	senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000	5,195,737
	senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000	2,651,338
[e]	INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	10,000,000	10,040,000
[e]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	15,000,000	14,268,750
[e]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	6,900,000	6,003,000
[e]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	3,800,000	2,593,500
[e]	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	14,000,000	14,542,500
[e]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	7,800,000	8,063,250
	senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,800,000
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	senior secured note, first lien, 5.75%, 10/15/20	United States	5,427,003	5,453,487
	[e] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	5,900,000	6,018,000
	[e,j] senior secured note, first lien, 144A, FRN, 5.803%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	6,500,000	6,528,600
[e]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	5,500,000	6,019,255
[e]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000	12,091,000
	senior note, 144A, 4.875%, 12/01/22	United States	5,000,000	5,298,800
[e]	Sociedad Quimica y Minera de Chile SA, senior note, 144A, 3.625%, 4/03/23	Chile	1,500,000	1,535,647
	Steel Dynamics Inc.,
	senior bond, 5.50%, 10/01/24	United States	9,700,000	10,036,687
	senior note, 5.125%, 10/01/21	United States	5,000,000	5,018,750
[e]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	12,000,000	11,939,400
				216,637,791
	Media & Entertainment 3.0%
[e]	Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	3,000,000	3,142,500
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	6,500,000	6,585,312
	[e] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000	13,455,000
  |  45

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	Clear Channel Worldwide Holdings Inc.,
	senior note, 6.50%, 11/15/22	United States	3,000,000	$3,075,600
	senior note, 6.50%, 11/15/22	United States	5,000,000	5,130,000
	[e] senior sub. note, 144A, 9.25%, 2/15/24	United States	1,600,000	1,740,000
[e]	CSC Holdings LLC, senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	16,000,000	16,760,000
[e,m]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	senior note, 144A, 6.625%, 8/15/27	United States	4,500,000	4,623,750
	senior secured note, 144A, 5.375%, 8/15/26	United States	4,300,000	4,380,625
	DISH DBS Corp.,
	senior bond, 5.00%, 3/15/23	United States	6,000,000	5,812,500
	senior note, 5.875%, 11/15/24	United States	8,000,000	7,445,000
	iHeartCommunications Inc.,
	secured note, 6.375%, 5/01/26	United States	661,721	706,189
	senior note, 8.375%, 5/01/27	United States	1,199,371	1,268,335
	Netflix Inc.,
	senior bond, 5.875%, 2/15/25	United States	5,000,000	5,455,600
	senior bond, 4.375%, 11/15/26	United States	11,800,000	11,932,750
[e]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	17,000,000	17,701,250
	Tegna Inc., senior note, 5.125%, 7/15/20	United States	4,000,000	4,000,880
[e]	Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	16,000,000	16,760,000
[e]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	18,000,000	17,595,000
				147,570,291
	Pharmaceuticals, Biotechnology & Life Sciences 1.5%
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000	26,004,575
[e]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000	3,180,445
	senior note, 144A, 8.50%, 1/31/27	United States	5,000,000	5,519,250
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	2,100,000	2,220,750
[e]	Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	11,700,000	12,304,309
[e,i]	Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	3,300,000	3,333,000
[e]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	11,000,000	6,655,000
	senior note, 144A, 6.00%, 7/15/23	United States	1,637,000	1,047,680
[e]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	10,000,000	10,387,500
				70,652,509
	Real Estate 0.8%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000	29,626,963
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	4,200,000	4,373,250
	senior bond, 5.00%, 10/15/27	United States	5,700,000	5,899,500
				39,899,713
  |  46

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Retailing 0.3%
[d,f,i]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	9,981,540	$12,446
[d,f,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	2,371,531	23,231
[e]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,300,000	5,114,500
[e]	PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	8,600,000	8,062,500
				13,212,677
	Semiconductors & Semiconductor Equipment 0.2%
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	1,800,000	1,835,532
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	5,600,000	5,912,480
				7,748,012
	Software & Services 0.4%
	Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000	8,919,968
[e]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	9,500,000	9,700,008
				18,619,976
	Technology Hardware & Equipment 0.7%
[e]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	16,600,000	15,313,500
[e]	Dell International LLC/EMC Corp.,
	senior note, 144A, 5.875%, 6/15/21	United States	2,500,000	2,544,093
	senior note, 144A, 7.125%, 6/15/24	United States	12,600,000	13,324,681
	Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	1,200,000	1,282,594
	Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,900,000	1,995,368
				34,460,236
	Telecommunication Services 1.8%
	AT&T Inc., senior note, 2.95%, 7/15/26	United States	25,400,000	25,525,245
[e]	Digicel Group Two Ltd.,
	senior note, 144A, 8.25%, 9/30/22	Bermuda	2,427,000	485,400
	[i] senior note, 144A, PIK, 9.125%, 4/01/24	Bermuda	3,012,833	564,906
[e]	Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	10,000,000	6,950,000
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	13,000,000	14,052,480
	Sprint Communications Inc.,
	senior note, 6.00%, 11/15/22	United States	10,000,000	10,650,000
	[e] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000	5,118,750
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	5,000,000	5,193,750
	senior bond, 6.375%, 3/01/25	United States	13,000,000	13,503,750
	senior note, 5.125%, 4/15/25	United States	6,000,000	6,217,500
				88,261,781
	Transportation 1.2%
[e]	DAE Funding LLC,
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	4,000,000	4,090,000
	senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	14,000,000	14,770,000
  |  47

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Transportation (continued)
[e]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	12,600,000	$16,199,190
[e]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	12,718,000	12,677,430
[h]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	11,500,000	12,228,410
				59,965,030
	Utilities 3.3%
	Calpine Corp.,
	senior bond, 5.75%, 1/15/25	United States	9,000,000	9,033,750
	senior note, 5.375%, 1/15/23	United States	4,000,000	4,040,000
[e]	Clearway Energy Operating LLC, senior note, 144A, 5.75%, 10/15/25	United States	12,800,000	13,324,160
	Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000	11,362,807
[e,n]	EDF SA,
	junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000	5,175,000
	junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000	25,677,125
	Exelon Corp., senior bond, 3.95%, 6/15/25	United States	8,500,000	9,069,301
[e]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	4,800,000	4,464,000
[e]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	9,200,000	9,656,136
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	24,200,000	24,720,476
[e]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	12,800,000	13,321,152
[e]	Talen Energy Supply LLC,
	senior note, 144A, 10.50%, 1/15/26	United States	3,000,000	2,827,500
	senior secured note, 144A, 7.25%, 5/15/27	United States	10,800,000	10,687,896
[e]	Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.15%, 6/02/26	China	12,800,000	12,943,616
	Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	820,000	1,114,019
				157,416,938
	Total Corporate Bonds (Cost $1,599,308,865)			1,592,302,175
[j]	Senior Floating Rate Interests 10.3%
	Automobiles & Components 0.1%
	Adient US LLC,
	Initial Term Loans, 6.815%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	930,000	896,581
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	2,790,000	2,689,741
	Allison Transmission Inc., Initial Term Loans, 4.261%, (1-month USD LIBOR + 2.00%), 3/29/26	United States	1,423,206	1,433,366
	Thor Industries Inc., Initial USD Term Loans, 6.188%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	2,143,143	2,123,051
				7,142,739
  |  48

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
[j]	Senior Floating Rate Interests (continued)
	Capital Goods 0.2%
	Altra Industrial Motion Corp., Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	711,992	$708,722
	Doncasters U.S. Finance LLC, Second Lien Term Loans, 10.58%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	12,543,187	3,753,988
	Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	2,040,990	2,046,925
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.766%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	3,404,855	3,362,295
				9,871,930
	Commercial & Professional Services 0.1%
	United Rentals North America Inc., Initial Term Loans, 3.984%, (1-month USD LIBOR + 1.75%), 10/31/25	United States	3,574,758	3,585,929
	Ventia Pty Ltd., Term B Loans, 5.842%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	832,032	834,112
				4,420,041
	Consumer Services 0.2%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.028%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	1,482,539	1,484,948
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.24%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	6,311,729	6,309,110
	Eldorado Resorts Inc., Initial Term Loan, 4.563% - 4.688%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	3,508,476	3,507,013
				11,301,071
	Diversified Financials 0.3%
	Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.734%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	636,940	648,883
	First Eagle Holdings Inc., Initial Term Loans, 5.08%, (3-month USD LIBOR + 2.75%), 12/01/24	United States	5,151,909	5,161,569
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.484%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	3,710,437	3,688,794
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 3.734%, (1-month USD LIBOR + 1.50%), 8/09/22	United States	3,386,457	3,384,340
				12,883,586
	Energy 2.6%
	Fieldwood Energy LLC, Closing Date Loans, 7.506%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	69,394,626	64,190,029
	Foresight Energy LLC, Term Loans, 8.272%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	15,900,921	11,925,691
	Utex Industries Inc.,
	First Lien Initial Term Loan, 6.234%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	9,192,631	8,579,786
	Second Lien Initial Term Loan, 9.484%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	955,410	870,618
  |  49

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
[j]	Senior Floating Rate Interests (continued)
	Energy (continued)
	Wolverine Fuels Holding LLC,
	First Lien Initial Term Loan, 8.272%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	18,571,058	$18,284,748
	Second Lien Initial Term Loan, 13.272%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	22,488,412	21,307,770
				125,158,642
	Food & Staples Retailing 0.1%
	Aramark Corp., U.S. Term B-3 Loan, 4.08%, (3-month USD LIBOR + 1.75%), 3/11/25	United States	3,656,382	3,663,969
[o,p]	Whatabrands LLC (Whataburger), Term Loan B, TBD, 8/02/26	United States	925,876	929,695
				4,593,664
	Food, Beverage & Tobacco 0.7%
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 10.04%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	16,940,234	15,768,529
	Term Loans, 6.29%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	1,830,000	1,749,174
	JBS USA Lux SA, New Term Loans, 4.734%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	14,692,977	14,731,238
				32,248,941
	Health Care Equipment & Services 0.0%†
	IQVIA Inc., Term B-3 Dollar Loans, 4.008%, (2-month USD LIBOR + 1.75%), 6/11/25	United States	1,448,029	1,449,235
	Household & Personal Products 0.9%
[d]	FGI Operating Co. LLC (Freedom Group),
	[i] Term Loan, PIK, 12.518%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	14,388,789	13,873,256
	Term Loan FILO, 10.018% - 10.022%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	28,662,305	28,592,289
				42,465,545
	Materials 1.0%
	Appvion Operations, Inc.,
	Term Loan, 8.32%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	466,099	463,768
	Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	7,044,096	7,008,876
	Ashland LLC, Term B Loan, 3.984% - 4.019%, (1-month USD LIBOR + 1.75%), 5/17/24	United States	3,988,598	3,988,598
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.08%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	4,788,547	4,771,715
	Chemours Co., Tranche B-2 US$ Term Loan, 3.99%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	11,414,656	10,865,189
	Crown Americas LLC, Dollar Term B Loan, 4.369%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	530,376	533,618
  |  50

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
[j]	Senior Floating Rate Interests (continued)
	Materials (continued)
	Oxbow Carbon LLC,
	Second Lien Term Loan, 9.734%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	3,979,184	$3,989,132
	Tranche A Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	11,581,250	11,523,344
	Tranche B Term Loan, 5.984%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	7,242,750	7,288,017
				50,432,257
	Media & Entertainment 0.7%
	Charter Communications Operating LLC, Term A-2 Loan, 3.83%, (3-month USD LIBOR + 1.50%), 3/31/23	United States	8,615,693	8,596,842
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.575%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	12,667,033	12,577,199
[o,p]	Diamond Sports Group LLC, Term Loan, TBD, 9/30/26	United States	4,397,535	4,413,037
	Gray Television Inc., Term C Loan, 4.832%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	397,805	399,366
	iHeartCommunications Inc., Term Loan, 6.579%, (3-month USD LIBOR + 4.00%), 5/04/26	United States	2,895,031	2,920,362
	Lions Gate Capital Holdings LLC, Term A Loan, 3.984%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	2,509,889	2,490,024
[o,p]	Nexstar Broadcasting Inc., Term B-4 Loan, TBD, 7/31/26	United States	997,625	997,936
				32,394,766
	Pharmaceuticals, Biotechnology & Life Sciences 0.6%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	9,636,421	8,761,916
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.599%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	12,758,967	12,805,818
	Syneos Health Inc., Initial Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	6,331,640	6,332,463
	Valeant Pharmaceuticals International, Initial Term Loans, 5.379%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	2,923,289	2,931,509
				30,831,706
	Retailing 0.7%
[i]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.83% - 9.022%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	3,782,578	3,411,413
	First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	4,594,050	4,143,259
	Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	12,753,335	7,875,184
	General Nutrition Centers Inc.,
	FILO Term Loan (ABL), 9.24%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	2,706,794	2,735,986
	Tranche B-2 Term Loans, 10.99%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	10,168,853	9,751,930
  |  51

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
[j]	Senior Floating Rate Interests (continued)
	Retailing (continued)
	Jo-Ann Stores, Inc.,
	Initial Loans, 7.261%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	257,858	$223,477
	Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	6,803,787	5,896,618
	PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.506%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	1,891,222	1,475,153
[o]	PetSmart Inc., Amended Loan, 6.38%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	528,074	519,345
				36,032,365
	Semiconductors & Semiconductor Equipment 0.3%
	MKS Instruments Inc.,
	Tranche B-4 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 4/29/23	United States	2,331,706	2,337,244
	Tranche B-5 Term Loans, 4.484%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	1,424,885	1,429,560
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.984%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	11,425,542	11,408,884
				15,175,688
	Software & Services 0.6%
[o]	Carbonite Inc., Initial Term Loan, 6.006%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	345,811	346,531
	LegalZoom.com Inc., 2018 Term Loans, 6.734%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	1,091,958	1,097,063
	TIBCO Software Inc., Term B-2 Loans, 6.39%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	3,720,000	3,731,141
	WEX Inc., Term B-3 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	1,848,715	1,854,492
[d]	WorkCapital BSD SARL, Loan, 18.535%, (3-month USD LIBOR + 16.00%), 2/11/22	Luxembourg	20,000,000	20,059,062
				27,088,289
	Technology Hardware & Equipment 0.0%†
	CommScope Inc., Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	380,922	382,050
	Telecommunication Services 0.4%
	Global Tel*Link Corp.,
	[o] First Lien Term Loan, 6.484%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	2,513,684	2,395,541
	Second Lien Term Loan, 10.484%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	3,245,756	3,148,382
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.83%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	2,493,671	2,275,475
	Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	10,588,688	9,600,414
				17,419,812
  |  52

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*		Value
[j]	Senior Floating Rate Interests (continued)
	Transportation 0.7%
	Air Canada, Term Loan, 4.241%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	408,790		$410,493
	Allegiant Travel Co., Class B Term Loans, 7.065%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	2,908,856		2,917,946
	Hertz Corp., Tranche B-1 Term Loan, 4.99%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	8,859,468		8,842,857
	International Seaways Operating Corp., Initial Term Loans, 8.24%, (3-month USD LIBOR + 6.00%), 6/22/22	United States	7,485,508		7,485,508
	Navios Maritime Midstream Partners LP, Initial Term Loan, 6.89%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	12,993,353		12,798,453
					32,455,257
	Utilities 0.1%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.49%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	1,707,286		1,703,018
	Term B Advance, 5.58%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	4,337,603		4,326,759
					6,029,777
	Total Senior Floating Rate Interests (Cost $519,339,216)				499,777,361
	Foreign Government and Agency Securities 9.9%
[e]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	26,800,000		28,676,804
[h]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	25,700,000	EUR	28,202,017
[q]	Brazil Notas do Tesouro Nacional, Index Linked, 6.00%, 5/15/23	Brazil	19,500[k]	BRL	18,485,291
[e]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	558,300,000	DOP	11,090,421
[e]	The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	16,000,000		16,621,536
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	42,750,000,000	COP	16,638,326
	senior bond, 5.00%, 6/15/45	Colombia	20,700,000		23,020,780
[e]	Government of Gabon, 144A, 6.375%, 12/12/24	Gabon	29,000,000		28,859,350
	Government of Indonesia,
	senior bond, FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	13,447,948
	senior bond, FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	2,547,225
	senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	2,450,101
	senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000	IDR	675,256
	senior bond, FR56, 8.375%, 9/15/26	Indonesia	363,988,000,000	IDR	27,699,632
[e]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	29,000,000		28,903,720
[e]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	19,300,000		22,392,053
	Government of Mexico,
	senior bond, M, 6.50%, 6/10/21	Mexico	3,165,000[r]	MXN	16,283,976
	senior note, 4.15%, 3/28/27	Mexico	13,900,000		14,508,334
  |  53

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Peru, 6.55%, 3/14/37	Peru	11,400,000		$16,219,635
[e]	Government of Russia, senior note, 144A, 4.875%, 9/16/23	Russia	8,600,000		9,242,162
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	365,000,000	ZAR	21,517,154
[e,h]	Government of Spain, senior bond, 144A, Reg S, 1.45%, 4/30/29	Spain	17,300,000	EUR	21,370,056
[e]	Government of Ukraine,
	144A, 7.75%, 9/01/22	Ukraine	2,200,000		2,339,535
	144A, 7.75%, 9/01/23	Ukraine	4,355,000		4,671,173
	144A, 7.75%, 9/01/24	Ukraine	4,355,000		4,658,108
	[a,s] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	9,990,000		8,532,359
	senior bond, 144A, 7.375%, 9/25/32	Ukraine	6,000,000		6,107,340
[t]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	817,397,636	UYU	25,412,294
[h]	Italy Treasury Bond, Reg S, 3.00%, 8/01/29	Italy	17,200,000	EUR	21,609,181
	Nota do Tesouro Nacional,
	10.00%, 1/01/21	Brazil	97,200[k]	BRL	26,936,375
	10.00%, 1/01/23	Brazil	34,402[k]	BRL	9,973,611
	Total Foreign Government and Agency Securities (Cost $485,731,154)				479,091,753
	U.S. Government and Agency Securities 5.4%
	U.S. Treasury Bond,
	7.125%, 2/15/23	United States	3,000,000		3,541,992
	6.25%, 8/15/23	United States	4,000,000		4,687,578
	6.875%, 8/15/25	United States	1,000,000		1,285,937
	5.25%, 2/15/29	United States	1,750,000		2,244,512
	U.S. Treasury Note,
	3.125%, 11/15/28	United States	86,000,000		94,151,524
	[t] Index Linked, 0.625%, 1/15/24	United States	25,187,048		25,584,603
	[t] Index Linked, 0.125%, 7/15/24	United States	97,643,197		97,405,725
	[t] Index Linked, 0.375%, 7/15/25	United States	34,230,561		34,590,733
	Total U.S. Government and Agency Securities (Cost $258,904,047)				263,492,604
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 27.7%
	Banks 0.4%
[u]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.821%, 7/10/38	United States	5,333,000		4,941,858
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000		10,573,967
[u]	CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 5.21%, 3/25/34	United States	1,865,685		1,890,928
[v]	Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 2.646%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	922,990		928,054
					18,334,807
  |  54

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials 27.3%
[v]	American Express Credit Account Master Trust, 2017-2, A, FRN, 2.775%, (1-month USD LIBOR + 0.45%), 9/16/24	United States	9,170,000	$9,220,593
[e,v]	AMMC CLO XI Ltd.,
	2012-11A, BR2, 144A, FRN, 3.866%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	3,000,000	2,944,140
	2012-11A, CR2, 144A, FRN, 4.166%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	1,000,000	960,180
	2012-11A, DR2, 144A, FRN, 5.116%, (3-month USD LIBOR + 2.85%), 4/30/31	United States	1,450,000	1,363,232
[e,v]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	17,500,000	16,998,275
[e,v]	Ares CLO Ltd., 2018-48A, D, 144A, FRN, 4.978%, (3-month USD LIBOR + 2.70%), 7/20/30	United States	3,550,000	3,371,932
[e,u]	ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 4.003%, 1/15/32	United States	15,700,000	15,632,647
[e,u]	ARES LII CLO Ltd.,
	2019-52A, A2, 144A, FRN, 3.928%, 4/22/31	United States	2,522,358	2,517,338
	2019-52A, B, 144A, FRN, 4.128%, 4/22/31	United States	3,500,000	3,504,375
	2019-52A, C, 144A, FRN, 4.958%, 4/22/31	United States	1,000,000	998,980
	2019-52A, D, 144A, FRN, 6.228%, 4/22/31	United States	1,703,704	1,699,291
[e,v]	Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 3.523%, (3-month USD LIBOR + 1.22%), 10/15/29	United States	3,870,000	3,863,769
[e,u]	Atrium XIV LLC, 14A, D, 144A, FRN, 5.272%, 8/23/30	United States	3,750,000	3,627,037
	Banc of America Commercial Mortgage Trust,
	2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000	11,487,188
	2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000	13,283,455
	[u] 2015-UBS7, B, FRN, 4.506%, 9/15/48	United States	6,740,000	7,315,585
[e,u]	BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.981%, 5/26/35	United States	5,813,144	5,732,077
[e,u]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.428%, 10/20/30	United States	6,300,000	6,225,975
[e]	Betony CLO 2 Ltd.,
	[u] 2018-1A, A1, 144A, FRN, 3.346%, 4/30/31	United States	15,300,000	15,163,218
	[v] 2018-1A, C, 144A, FRN, 5.166%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	4,000,000	3,845,680
[e,u]	BlueMountain CLO Ltd.,
	2012-2A, BR2, 144A, FRN, 3.97%, 11/20/28	United States	6,710,000	6,690,340
	2012-2A, CR2, 144A, FRN, 4.52%, 11/20/28	United States	2,730,000	2,692,435
	2014-2A, CR2, 144A, FRN, 4.478%, 10/20/30	United States	3,800,000	3,697,856
	2018-1A, D, 144A, FRN, 5.316%, 7/30/30	United States	5,000,000	4,815,400
[e,v]	BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.478%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	4,200,000	4,203,024
[e,v]	BlueMountain Fuji U.S. CLO III Ltd.,
	2017-3A, A2, 144A, FRN, 3.453%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	4,600,000	4,486,104
	2017-3A, C, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	600,000	574,680
  |  55

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	BRAVO Residential Funding Trust, 2019-1, A1C, 144A, 3.50%, 3/25/58	United States	11,242,234	$11,404,473
[e]	Burnham Park CLO Ltd.,
	[v] 2016-1A, A, 144A, FRN, 3.708%, (3-month USD LIBOR + 1.43%), 10/20/29	United States	4,590,000	4,597,849
	[u] 2016-1A, BR, 144A, FRN, 3.778%, 10/20/29	United States	3,500,000	3,461,885
	[u] 2016-1A, CR, 144A, FRN, 4.428%, 10/20/29	United States	4,000,000	3,972,200
[e,u]	Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.403%, 10/15/31	United States	9,730,950	9,526,308
[v]	Capital One Multi-Asset Execution Trust,
	2016-A2, A2, FRN, 2.955%, (1-month USD LIBOR + 0.63%), 2/15/24	United States	44,033,000	44,418,747
	2016-A7, A7, FRN, 2.835%, (1-month USD LIBOR + 0.51%), 9/16/24	United States	4,400,000	4,422,377
[e,v]	Carlyle Global Market Strategies CLO Ltd., 2014-4RA, C, 144A, FRN, 5.203%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	3,000,000	2,791,110
[e,u]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.503%, 10/15/31	United States	12,000,000	11,900,880
[e,v]	Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.498%, (3-month USD LIBOR + 1.22%), 7/20/31	United States	8,500,000	8,483,170
[e,v]	Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.25%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	11,770,000	11,774,590
[e,u]	CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.703%, 3/13/35	United States	7,700,000	8,083,617
[e,u]	CIM Trust,
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	15,998,269	16,373,240
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	19,963,073	20,688,962
[u]	Citibank Credit Card Issuance Trust,
	2016-A3, A3, FRN, 2.854%, 12/07/23	United States	4,800,000	4,830,998
	2017-A7, A7, FRN, 2.734%, 8/08/24	United States	36,060,000	36,198,824
[e,u]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.878%, 10/20/28	United States	3,530,000	3,506,102
[e,u]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2018-14, PT, 144A, FRN, 9.811%, 9/16/41	United States	6,610,691	6,575,432
	2018-29, PT, 144A, FRN, 28.216%, 12/15/43	United States	2,748,159	2,313,996
	2019-26, PT, 144A, FRN, 21.457%, 8/15/44	United States	8,573,541	8,329,291
	2019-S1, PT, 144A, FRN, 16.69%, 4/15/44	United States	8,462,520	7,820,837
	2019-S2, PT, 144A, FRN, 15.136%, 5/16/44	United States	5,831,528	5,480,972
	2019-S3, PT, 144A, FRN, 13.369%, 6/15/44	United States	6,465,358	6,082,937
	2019-S4, PT, 144A, FRN, 14.291%, 8/15/44	United States	7,282,828	6,806,551
[e]	Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	14,291,733	14,549,318
[u]	Discover Card Execution Note Trust, 2017-A7, A7, FRN, 2.685%, 4/15/25	United States	5,360,000	5,357,246
[e,u]	Dryden 38 Senior Loan Fund,
	2015-38A, CR, 144A, FRN, 4.303%, 7/15/30	United States	7,186,000	7,012,099
	2015-38A, DR, 144A, FRN, 5.303%, 7/15/30	United States	4,556,000	4,417,543
  |  56

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,v]	Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 3.273%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	9,850,000	$9,735,247
[e,v]	Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.233%, (3-month USD LIBOR + 2.93%), 7/15/30	United States	8,400,000	8,012,256
[e,v]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 3.323%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	11,500,000	11,401,905
	2018-55A, D, 144A, FRN, 5.153%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	3,000,000	2,852,400
[e,v]	Dryden 64 CLO Ltd.,
	2018-64A, A, 144A, FRN, 3.27%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	5,070,000	5,026,956
	2018-64A, D, 144A, FRN, 4.95%, (3-month USD LIBOR + 2.65%), 4/18/31	United States	2,200,000	2,103,838
[e,u]	Eaton Vance CLO Ltd.,
	2014-1RA, C, 144A, FRN, 4.403%, 7/15/30	United States	1,972,575	1,924,799
	2014-1RA, D, 144A, FRN, 5.353%, 7/15/30	United States	3,653,850	3,563,052
[e,u]	Eleven Madison Trust 2015-11MD Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	14,920,000	15,814,148
	FHLMC Structured Agency Credit Risk Debt Notes,
	[v] 2013-DN2, M2, FRN, 6.516%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	12,607,322	13,642,838
	[v] 2014-DN1, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	6,648,012	6,761,335
	[v] 2014-DN2, M3, FRN, 5.866%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	21,379,000	22,836,650
	[v] 2014-DN3, M3, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	1,126,194	1,205,317
	[v] 2014-DN4, M3, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	14,657,714	15,745,324
	[v] 2014-HQ1, M3, FRN, 6.366%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	3,354,149	3,589,888
	[v] 2014-HQ2, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	8,001,586	8,115,887
	[v] 2014-HQ3, M3, FRN, 7.016%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	6,708,982	7,174,814
	[v] 2015-DNA1, M3, FRN, 5.566%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	2,830,000	3,041,074
	[v] 2015-DNA3, M3, FRN, 6.966%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	18,411,581	20,555,227
	[v] 2015-HQ1, M3, FRN, 6.066%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	8,316,421	8,616,854
	[v] 2015-HQA1, M3, FRN, 6.966%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	18,830,000	20,344,282
	[v] 2016-DNA2, M3, FRN, 6.916%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	17,820,000	19,280,404
	[u] 2017-DNA1, M2, FRN, 5.516%, 7/25/29	United States	7,300,000	7,724,502
	[u] 2017-DNA2, M2, FRN, 5.716%, 10/25/29	United States	5,868,312	6,281,695
  |  57

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, (continued)
	[v] 2017-DNA3, M2, FRN, 4.766%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	26,312,269	$26,948,389
	[u] 2017-HQA1, M2, FRN, 5.816%, 8/25/29	United States	28,226,000	29,925,259
[e,v]	Flagship CLO VIII Ltd.,
	2014-8A, ARR, 144A, FRN, 3.172%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	5,505,399	5,496,921
	2014-8A, DR, 144A, FRN, 5.372%, (3-month USD LIBOR + 3.05%), 1/16/26	United States	3,000,000	2,899,290
	FNMA Connecticut Avenue Securities,
	[v] 2013-C01, M2, FRN, 7.516%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	15,537,384	17,297,651
	[v] 2014-C01, M2, FRN, 6.666%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	17,420,000	19,115,391
	[v] 2014-C02, 1M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	14,383,740	15,006,657
	[v] 2014-C03, 1M2, FRN, 5.266%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	31,811,021	33,668,098
	[v] 2014-C03, 2M2, FRN, 5.166%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	4,166,094	4,372,444
	[v] 2015-C01, 1M2, FRN, 6.566%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	8,390,759	9,021,297
	[v] 2015-C01, 2M2, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	10,904,045	11,451,236
	[v] 2015-C02, 1M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	24,072,532	25,597,336
	[v] 2015-C02, 2M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	12,295,354	12,823,159
	[v] 2015-C03, 1M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	29,025,213	31,680,718
	[v] 2015-C03, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	15,251,612	16,274,144
	[u] 2016-C02, 1M2, FRN, 8.266%, 9/25/28	United States	10,659,243	11,760,541
	[u] 2016-C04, 1M2, FRN, 6.516%, 1/25/29	United States	9,910,000	10,581,498
	[v] 2017-C01, 1M2, FRN, 5.816%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	22,910,000	24,217,749
	[u] 2017-C03, 1M2, FRN, 5.266%, 10/25/29	United States	24,932,535	26,088,360
	[u] 2017-C03, 2M2, FRN, 5.116%, 11/25/29	United States	5,225,499	5,400,171
	[u] 2017-C05, 1M2, FRN, 4.466%, 1/25/30	United States	12,555,148	12,656,054
[e]	Galaxy XVIII CLO Ltd.,
	[u] 2018-28A, A2, 144A, FRN, 3.373%, 7/15/31	United States	9,500,000	9,482,615
	[v] 2018-28A, C, 144A, FRN, 4.253%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	3,070,000	2,970,317
  |  58

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,u]	Galaxy XXV CLO Ltd., 2018-25A, D, 144A, FRN, 5.376%, 10/25/31	United States	4,734,850		$4,634,708
[e,u]	Galaxy XXVI CLO Ltd., 2018-26A, A, 144A, FRN, 3.723%, 11/22/31	United States	7,600,000		7,584,800
[e,v]	Galaxy XXVII CLO Ltd.,
	2018-27A, C, 144A, FRN, 4.325%, (3-month USD LIBOR + 1.80%), 5/16/31	United States	3,600,000		3,468,852
	2018-27A, C, 144A, FRN, 5.275%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	5,750,000		5,371,477
	GS Mortgage Securities Trust,
	[u] 2016-GS3, B, FRN, 3.395%, 10/10/49	United States	8,037,000		8,238,284
	2017-GS6, B, 3.869%, 5/10/50	United States	7,700,000		8,113,127
[e,u]	HPS Loan Management Ltd., 2013A-18, C, 144A, FRN, 4.453%, 10/15/30	United States	4,950,000		4,863,523
[e,u]	LCM XVI LP,
	2016A, A2R, 144A, FRN, 3.483%, 10/15/31	United States	7,655,557		7,632,208
	2016A, BR2, 144A, FRN, 4.053%, 10/15/31	United States	13,525,832		13,479,168
[e,u]	LCM XVII LP,
	2017A, BRR, 144A, FRN, 3.903%, 10/15/31	United States	4,590,000		4,537,903
	2017A, CRR, 144A, FRN, 4.403%, 10/15/31	United States	4,240,000		4,151,342
[e,v]	LCM XVIII LP, 2018A, DR, 144A, FRN, 5.078%, (3-month USD LIBOR + 2.80%), 4/20/31	United States	6,860,000		6,497,518
[e,v]	LCM XXIV Ltd., 24A, A, 144A, FRN, 3.588%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	4,300,000		4,303,870
[e,u]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	9,800,000	EUR	10,873,768
[e,v]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.956%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	2,400,000		2,395,872
	2017-23A, C, 144A, FRN, 4.606%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	5,000,000		4,991,050
[e,u]	Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.42%, 10/18/31	United States	2,000,000		1,990,880
[e,u]	Mill City Mortgage Loan Trust, 2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	16,720,000		17,140,063
[v]	MortgageIT Trust,
	2004-1, A2, FRN, 3.166%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	1,755,794		1,767,506
	2005-5, A1, FRN, 2.786%, (1-month USD LIBOR + 0.26%), 12/25/35	United States	1,595,906		1,583,810
[e,u]	Mountain View Funding CLO XIV Ltd.,
	2019-1A, A1, 144A, FRN, 4.058%, 4/15/29	United States	5,000,000		5,007,800
	2019-1A, C, 144A, FRN, 5.518%, 4/15/29	United States	4,500,000		4,510,170
  |  59

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,u]	Neuberger Berman CLO XVIII Ltd., 2014-18A, CR2, 144A, FRN, 5.278%, 10/21/30	United States	500,000	$479,590
[e,u]	Neuberger Berman CLO XXII Ltd., 2016-22A, CR, 144A, FRN, 4.503%, 10/17/30	United States	2,129,630	2,087,485
[e,v]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.071%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	15,500,000	15,271,375
[e,u]	Octagon Investment Partners 24 Ltd., 2015-1A, BS, 144A, FRN, 4.178%, 4/21/31	United States	4,485,000	4,480,694
[e,u]	Octagon Investment Partners 28 Ltd.,
	2016-1A, A2R, 144A, FRN, 3.733%, 10/24/30	United States	10,000,000	9,881,500
	2016-1A, BR, 144A, FRN, 4.083%, 10/24/30	United States	3,914,730	3,917,549
[e,v]	Octagon Investment Partners 30 Ltd., 144A, FRN, 3.598%, (3-month USD LIBOR + 1.32%), 3/17/30	United States	4,300,000	4,311,825
[e,v]	Octagon Investment Partners 36 Ltd., 2018-1A, A1, 144A, FRN, 3.273%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	7,475,000	7,416,471
[e,v]	Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 5.126%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	4,000,000	3,837,800
[e,u]	Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 5.228%, 7/20/30	United States	5,000,000	4,831,550
[e,v]	Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN, 5.303%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	6,000,000	5,752,080
[e,v]	Octagon Investment Partners XXIII Ltd.,
	2015-1A, BR, 144A, FRN, 3.503%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	4,590,000	4,521,288
	2015-1A, DR, 144A, FRN, 4.853%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	6,400,000	6,339,776
[v]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.576%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	1,866,615	1,871,279
[e,v]	Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 3.513%, (3-month USD LIBOR + 1.21%), 10/15/30	United States	3,600,000	3,600,756
[e,u]	Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 4.503%, 1/15/31	United States	14,100,000	13,894,704
[v]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.902%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	1,883,279	1,896,296
[u]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.61%, 4/25/45	United States	2,284,447	2,297,789
[e,u]	Upgrade Master Pass-Thru Trust, 2019-PT1, A, 144A, FRN, 12.101%, 6/15/25	United States	4,052,218	4,078,023
[e]	Voya CLO Ltd.,
	[u] 2013-2A, A2AR, 144A, FRN, 3.676%, 4/25/31	United States	2,200,000	2,148,190
	[v] 2013-2A, BR, 144A, FRN, 4.126%, (3-month USD LIBOR + 1.85%), 4/25/31	United States	5,770,000	5,553,510
	[v] 2014-1A, CR2, 144A, FRN, 5.10%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	8,000,000	7,600,240
	[u] 2015-2A, BR, 144A, FRN, 3.759%, 7/23/27	United States	9,290,000	9,265,103
	[u] 2016-3A, A1R, 144A, FRN, 3.49%, 10/18/31	United States	10,000,000	9,982,800
	[v] 2017-2A, B, 144A, FRN, 4.653%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	19,200,000	19,205,568
	[u] 2018-2A, A1, 144A, FRN, 3.303%, 7/15/31	United States	5,000,000	4,962,900
  |  60

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	Voya CLO Ltd., (continued)
	[v] 2018-2A, D, 144A, FRN, 5.053%, (3-month USD LIBOR + 2.75%), 7/15/31	United States	2,900,000	$2,762,366
	Wells Fargo Mortgage Backed Securities Trust,
	[u] 2004-W, A9, FRN, 4.863%, 11/25/34	United States	908,598	947,414
	2007-3, 3A1, 5.50%, 4/25/22	United States	132,768	135,419
				1,324,651,386
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,359,069,658)			1,342,986,193
	Mortgage-Backed Securities 9.5%
[w]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 4.929%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	United States	17,201	17,784
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.6%
	FHLMC Gold 15 Year, 4.50%, 9/01/19	United States	819	840
	FHLMC Gold 15 Year, 5.00%, 9/01/19 - 7/01/22	United States	39,036	40,263
	FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	13,483,920	13,909,559
	FHLMC Gold 30 Year, 3.50%, 5/01/49	United States	58,466,235	59,913,100
	FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	141,423	152,668
	FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,096,971	1,189,210
	FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	782,102	861,208
	FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	266,037	297,182
	FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	116,957	130,265
	FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	21,766	22,688
	FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	5,318	6,205
	FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	70	70
	FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	62	67
				76,523,325
[w]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
	FNMA, 4.622%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	United States	117,830	124,072
	Federal National Mortgage Association (FNMA) Fixed Rate 7.3%
	FNMA 15 Year, 2.50%, 7/01/27	United States	251,253	253,330
	FNMA 15 Year, 4.50%, 3/01/20	United States	4,319	4,428
	FNMA 15 Year, 5.50%, 3/01/21 - 4/01/22	United States	25,560	25,760
	FNMA 30 Year, 3.00%, 9/01/48	United States	40,438,919	41,056,954
	FNMA 30 Year, 3.50%, 11/01/47	United States	14,104,119	14,548,986
	FNMA 30 Year, 3.50%, 6/01/49	United States	61,670,773	63,213,308
[x]	FNMA 30 Year, 3.50%, 7/01/49	United States	42,500,000	43,520,996
  |  61

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
[x]	FNMA 30 Year, 4.00%, 8/01/49	United States	117,450,000	$121,579,100
	FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	434,704	467,120
[x]	FNMA 30 Year, 4.50%, 7/01/49	United States	59,000,000	61,843,186
	FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,172,209	1,271,511
	FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,030,087	1,140,766
	FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,267,054	2,550,438
	FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	307,008	351,974
	FNMA 30 Year, 7.50%, 10/01/29	United States	5,061	5,955
	FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	2,531	2,811
				351,836,623
	Government National Mortgage Association (GNMA) Fixed Rate 0.6%
	GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	142,251	155,284
	GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	354,102	388,936
	GNMA I SF 30 Year, 6.00%, 8/15/36	United States	22,790	26,100
	GNMA I SF 30 Year, 6.50%, 2/15/29 - 3/15/32	United States	38,674	42,578
	GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	9,808	10,036
	GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	653	673
	GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	3,536	3,810
	GNMA I SF 30 Year, 8.50%, 8/15/24	United States	45	47
	GNMA I SF 30 Year, 9.00%, 1/15/25	United States	193	193
	GNMA I SF 30 Year, 9.50%, 6/15/25	United States	393	394
	GNMA II SF 30 Year, 4.50%, 5/20/49	United States	27,858,884	29,172,906
	GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	195,246	210,415
	GNMA II SF 30 Year, 5.50%, 6/20/34	United States	99,930	110,883
	GNMA II SF 30 Year, 6.00%, 11/20/34	United States	95,923	110,390
	GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	54,244	61,925
	GNMA II SF 30 Year, 7.50%, 4/20/32	United States	16,098	18,035
				30,312,605
	Total Mortgage-Backed Securities (Cost $454,688,593)			458,814,409
	Municipal Bonds 1.8%
	California State GO, Various Purpose, Refunding, 5.00%, 9/01/29	United States	17,200,000	21,309,940
	New York City HDC Capital Fund Grant Program Revenue, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	3,500,000	3,869,810
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	3,870,000	4,120,551
	Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	14,165,000	15,714,509
[l]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 6.75%, 7/01/36	United States	30,900,000	24,295,125
	Series XX-RSA-1, 5.25%, 7/01/40	United States	15,000,000	11,437,500
  |  62

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country	Principal Amount*	Value
	Municipal Bonds (continued)
	San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.25%, 8/01/29	United States	5,675,000	$5,954,437
	Total Municipal Bonds (Cost $84,258,014)			86,701,872
			Shares/Units
	Escrows and Litigation Trusts 0.0%†
[a,d]	Clear Channel Communications Inc., Escrow Account	United States	8,000,000	—
[a,d]	iHeartCommunications Inc., Escrow Account	United States	3,100,000	—
[a,d]	Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	15,000,000	—
[a,d]	NewPage Corp., Litigation Trust	United States	14,000,000	—
[a,b,d,f]	Remington Outdoor Co. Inc., Litigation Units	United States	124,500	—
[a,d]	T-Mobile USA Inc., Escrow Account	United States	29,900,000	—
[a]	Vistra Energy Corp., Escrow Account	United States	30,000,000	75,000
	Total Escrows and Litigation Trusts (Cost $869,132)			75,000
	Total Investments before Short Term Investments (Cost $5,045,523,302)			4,927,724,900
			Shares
	Short Term Investments 1.9%
	Money Market Funds (Cost $63,277,926) 1.3%
[g,y]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	63,277,926	63,277,926
			Principal Amount*

	Repurchase Agreements (Cost $29,384,284) 0.6%
[z]	Joint Repurchase Agreement, 2.53%, 8/01/19 (Maturity Value $29,386,349) BNP Paribas Securities Corp. (Maturity Value $24,685,415) Deutsche Bank Securities Inc. (Maturity Value $3,713,553) HSBC Securities (USA) Inc. (Maturity Value $987,381) Collateralized by U.S. Government Agency Securities, 2.50% - 4.575%, 6/12/26 - 2/20/69; and U.S. Treasury Notes, 1.25% - 3.125%, 2/29/20 - 5/15/21 (valued at $29,979,059)	United States	29,384,284	29,384,284
	Total Investments (Cost $5,138,185,512) 103.6%			5,020,387,110
	Other Assets, less Liabilities (3.6)%			(174,687,860)
	Net Assets 100.0%			$4,845,699,250
  |  63

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 7 regarding holdings of 5% voting securities.
[c]The security is owned by FT Holdings Corporation ll, a wholly-owned subsidiary of the Fund. See Note 9.
[d]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $1,658,524,209, representing 34.2% of net assets.
[f]See Note 6 regarding restricted securities.
[g]See Note 8 regarding investments in affiliated management investment companies.
[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $87,715,520, representing 1.8% of net assets.
[i]Income may be received in additional securities and/or cash.
[j]The coupon rate shown represents the rate at period end.
[k]Principal amount is stated in 1,000 Brazilian Real Units.
[l]Defaulted security or security for which income has been deemed uncollectible.
[m]Security purchased on a when-issued basis.
[n]Perpetual security with no stated maturity date.
[o]Security purchased on a delayed delivery basis.
[p]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[q]Redemption price at maturity and coupon payment are adjusted for inflation.
[r]Principal amount is stated in 100 Mexican Peso Units.
[s]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[t]Principal amount of security is adjusted for inflation.
[u]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[v]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[w]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[x]Security purchased on a to-be-announced (TBA) basis.
[y]The rate shown is the annualized seven-day effective yield at period end.
[z]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2019, all repurchase agreements had been entered into on that date.
  |  64

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
At July 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
30 Day Federal Funds	Short	2,374	$971,043,677	12/31/19	$1,330,730
U.S. Treasury 5 Yr. Note	Long	2,239	263,204,945	9/30/19	(455,995)
U.S. Treasury 10 Yr. Note	Long	1,381	175,969,609	9/19/19	773,686
U.S. Treasury 30 Yr. Bond	Long	108	16,804,125	9/19/19	520,440
Ultra 10 Yr. U.S. Treasury Note	Long	2,401	330,962,844	9/19/19	7,087,994
Total Futures Contracts					$9,256,855

*As of period end.

At July 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Buy	12,600,000	$8,795,052	8/08/19	$ —	$(178,376)
Australian Dollar	JPHQ	Sell	12,600,000	8,837,627	8/08/19	220,952	—
British Pound	JPHQ	Buy	10,000,000	12,674,600	9/18/19	—	(496,002)
British Pound	JPHQ	Sell	10,000,000	13,144,300	9/18/19	965,702	—
Canadian Dollar	JPHQ	Buy	6,500,000	4,855,812	9/18/19	74,070	—
Canadian Dollar	JPHQ	Sell	43,900,000	32,901,417	9/18/19	—	(394,249)
Euro	JPHQ	Buy	42,013,600	47,885,427	9/18/19	—	(1,207,820)
Euro	JPHQ	Sell	92,060,217	104,315,374	9/18/19	2,035,384	—
Norwegian Krone	JPHQ	Buy	417,400,000	47,980,068	9/18/19	—	(826,044)
Swedish Krona	JPHQ	Buy	143,700,000	15,448,872	9/18/19	—	(523,644)
Swedish Krona	JPHQ	Sell	437,700,000	46,716,948	9/18/19	1,255,763	—
Swiss Franc	JPHQ	Buy	1,600,000	1,593,356	9/18/19	23,128	—
Swiss Franc	JPHQ	Sell	1,600,000	1,616,145	9/18/19	—	(338)
Chinese Yuan Renminbi	JPHQ	Buy	78,000,000	11,622,207	9/27/19	—	(340,276)
Chinese Yuan Renminbi	JPHQ	Sell	130,000,000	18,802,974	9/27/19	—	(245)
Chinese Yuan Renminbi	JPHQ	Sell	176,000,000	26,083,783	9/27/19	627,117	—
Brazilian Real	JPHQ	Sell	1,400,000	369,930	10/10/19	4,933	—
Brazilian Real	JPHQ	Sell	95,000,000	24,209,990	10/10/19	—	(557,629)
Australian Dollar	JPHQ	Sell	69,850,000	49,642,218	10/11/19	1,771,090	—
Turkish Lira	JPHQ	Buy	62,000,000	9,537,728	10/18/19	1,232,149	—
Australian Dollar	JPHQ	Sell	12,600,000	8,822,205	11/26/19	174,995	—
Brazilian Real	JPHQ	Sell	33,000,000	8,417,938	12/13/19	—	(146,039)
Indonesian Rupiah	JPHQ	Sell	230,000,000,000	15,691,090	12/13/19	—	(300,288)
South Korean Won	JPHQ	Sell	18,600,000,000	15,898,115	12/16/19	173,161	—
Canadian Dollar	JPHQ	Sell	15,200,000	11,645,903	1/21/20	97,079	—
Australian Dollar	DBAB	Sell	3,000,000	2,109,900	1/28/20	47,413	—
Japanese Yen	JPHQ	Buy	2,000,000,000	18,708,636	1/29/20	—	(60,276)
  |  65

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	30,994,370	$34,999,927	1/30/20	$175,800	$ —
Total Forward Exchange Contracts						$8,878,736	$(5,031,226)
Net unrealized appreciation (depreciation)						$3,847,510

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	$43,150,000	$(1,021,749)	$(1,624,272)	$602,523	Investment
									Grade
CDX.EM.31	1.00%	Quarterly		6/20/24	11,100,000	(283,903)	(296,507)	12,604	Investment
									Grade
CDX.EM.31	1.00%	Quarterly		6/20/24	37,600,000	(961,688)	(955,456)	(6,232)	Investment
									Grade
Total Centrally Cleared Swap Contracts						$(2,267,340)	$(2,876,235)	$608,895
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	$19,800,000	$(3,834,954)	$(3,063,463)	$(771,491)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	14,200,000	(3,833)	120,292	(124,125)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	9,100,000	17,283	165,337	(148,054)
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	MSCO	6/20/23	48,600,000	(5,983,335)	3,774,504	(9,757,839)	B
Government of Indonesia	1.00%	Quarterly	CITI	6/20/24	24,700,000	272,110	(78,727)	350,837	BBB
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	14,200,000	(214,908)	(527,496)	312,588	NR
Government of Russia	1.00%	Quarterly	BNDP	6/20/24	13,500,000	24,236	(171,205)	195,441	BBB-
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	6,850,000	79,293	—	79,293	Non-
									Investment Grade
  |  66

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	$3,300,000	$76,096	$ —	$76,096	Non-
									Investment Grade
[f]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	7,000,000	46,570	—	46,570	Non-
									Investment Grade
[f]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	22,249,500	(1,443,397)	(708,532)	(734,865)	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	6,700,000	85,873	—	85,873	Non-
									Investment Grade
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	8,500,000	137,658	—	137,658	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	7,000,000	(1,107,925)	(869,695)	(238,230)	Non-
									Investment Grade
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	4,394,022	(783,260)	(623,241)	(160,019)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	8,883,500	(369,930)	(347,255)	(22,675)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	31,000,000	36,810	—	36,810	Non-
									Investment Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	23,060,000	456,309	205,033	251,276	Investment
									Grade
  |  67

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	$9,000,000	$32,699	$ —	$32,699	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	9,000,000	173,504	—	173,504	Non-
									Investment Grade
Total OTC Swap Contracts						$(12,303,101)	$(2,124,448)	$(10,178,653)
Total Credit Default Swap Contracts						$(14,570,441)	$(5,000,683)	$(9,569,758)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$280,000
CITI	2,610,000
DBAB	(72,891)
GSCO	(890,000)
JPHQ	1,596,000
MSCO	5,710,000
Total collateral	$9,233,109

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The Fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying issuers.

At July 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,834,600	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	3,300,000	EUR	$188,905
  |  68

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Cross-Currency Swap Contracts (continued)
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			10,976,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	9,800,000	EUR	$133,598
Total Cross Currency Swap Contracts						$322,503

At July 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 1.956%	Semi-Annual
Pay Floating 3-month CAD-3-month CABA-CDOR	Semi-Annual	7/17/29	55,000,000	CAD	$273,190
Total Interest Rate Swap Contracts					$273,190

At July 31, 2019, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	MSCO	12/20/19	$23,600,000	$412,006
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	61,400,000	1,159,490
Total Total Return Swap Contracts						$1,571,496

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 86.
  |  69

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the
  |  70

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC
  |  71

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At July 31, 2019, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Flexible Alpha Bond Fund $355,053
Franklin Strategic Income Fund $72,891
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options
Franklin Strategic Income Fund – Futures, forwards, swaps and VRI
4.  MORTGAGE DOLLAR ROLLS
Franklin Flexible Alpha Bond Fund and Franklin Strategic Income Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
5.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
6.  RESTRICTED SECURITIES
At July 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount/Shares/Units/Warrants	Issuer	Acquisition Date	Cost	Value
Franklin Biotechnology Discovery Fund
80,195	Intarcia Therapeutics Inc., DD	3/26/14	$2,597,516	$658,200
1,330,687	Metacrine Inc., pfd., C	6/04/18	2,821,056	1,976,765
39,954	Molecular Templates Inc., wts., 2/28/20	2/12/15	—	—
425,322	Precision BioSciences Inc., 144A	5/25/18 - 4/01/19	4,764,039	5,152,244
	Total Restricted Securities (Value is 0.7% of Net Assets)		$10,182,611	$7,787,209
Franklin Growth Opportunities Fund
1,624,999	Bill.com, pfd., H	12/21/18	$13,500,004	$15,357,848
2,610,594	ClearMotion Inc., pfd., C	11/06/17	5,500,000	8,273,092
3,698,772	ClearMotion Inc., pfd., D	12/21/18	10,000,000	12,373,994
1,673,284	LegalZoom.com Inc.	7/20/18	16,479,337	22,746,986
509,182	Optoro Inc., pfd., E	7/24/18	10,020,702	12,663,144
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	24,311,440
596,775	Proterra Inc., pfd., 6, 144A	6/07/17	3,306,052	6,141,922
780,667	Proterra Inc., pfd., 7	5/21/18 - 9/18/18	5,094,960	8,034,512
928,488	Sweetgreen Inc., pfd., H	11/09/18	12,107,484	13,537,268
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	5,371,986
504,854	Tempus Labs Inc., pfd., F	5/29/19	12,499,983	12,499,983
3,591,954	Wheels Up Partners LLC, pfd., D	5/16/19	12,500,000	12,500,000
	Total Restricted Securities (Value is 3.8% of Net Assets)		$116,905,371	$153,812,175
Franklin Small Cap Growth Fund
3,698,772	ClearMotion Inc., pfd., D	12/21/18	$10,000,000	$12,373,994
9,905,685	DraftKings Inc.	8/07/15 - 3/02/17	26,627,302	26,652,365
1,431,280	LegalZoom.com Inc.	7/20/18	14,095,961	19,457,131
508,130	Optoro Inc., pfd., E	7/24/18	9,999,999	12,636,982
1,038,769	Peloton Interactive Inc., pfd., F	8/08/18	15,000,011	25,334,585
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998	18,392,029
1,310,834	Proterra Inc., pfd., 6, 144A	6/07/17 - 1/02/18	7,261,842	13,490,913
536,367	Proterra Inc., pfd., 7	5/21/18	3,500,556	5,520,211
596,471	Rent the Runway Inc., pfd.	3/21/19	13,333,328	13,333,328
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	11,212,215
352,675	Smule Inc., pfd., H, 144A	4/27/17	2,999,995	2,830,668
383,435	Sweetgreen Inc., pfd., H	11/09/18	4,999,992	5,590,446
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
Principal Amount/Shares/Units/Warrants		Issuer	Acquisition Date	Cost	Value
Franklin Small Cap Growth Fund
361,111		Tula eTechnology Inc.	11/01/18	$ —	$ —
3,611,111		Tula Technology Inc., E	9/08/17	6,500,000	7,106,378
2,873,563		Wheels Up Partners LLC, pfd., D	5/16/19	9,999,999	9,999,999
		Total Restricted Securities (Value is 6.8% of Net Assets)		$144,418,978	$183,931,244
Franklin Small-Mid Cap Growth Fund
866,666		Bill.com, pfd., H	12/21/18	$7,200,001	$8,190,851
7,974,537		DraftKings Inc.	8/07/15 - 3/02/17	21,380,303	21,456,393
2,970,061		Phononic Inc., pfd., F	6/06/19	7,499,998	7,499,998
1,416,913		Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	14,582,663
		Total Restricted Securities (Value is 1.5% of Net Assets)		$43,216,216	$51,729,905
Franklin Strategic Income Fund
331,325	[a]	Appvion Operations Inc.	4/12/19	$4,481,262	$3,788,274
115,084		iHeartMedia Inc., A	6/09/11 - 9/05/14	2,673,399	1,629,199
1,941		iHeartMedia Inc., B	6/09/11 - 9/05/14	44,779	27,478
1		iHeartMedia Inc., wts., A, 5/01/39	6/09/11	23	14
125,940,079		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	977,122	87,644
12,532,821		K2016470219 South Africa Ltd., B	2/01/17	9,305	8,722
9,981,540		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/08/13 - 6/30/19	13,863,675	12,446
2,371,531		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 6/30/19	1,703,046	23,231
124,500	[b]	Remington Outdoor Co. Inc., Litigation Units	4/12/19	—	—
		Total Restricted Securities (Value is 0.1% of Net Assets)		$23,752,611	$5,577,008

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $7,472,644 as of July 31, 2019.
[b]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $2,810,183 as of July 31, 2019.
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Units Held at End of Period	Dividend Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
The KeyW Holding Corp.	$33,592,278	$ —	$(33,325,672)	$7,901,967	$(8,168,573)	$ —	—	$ —
Sportsman’s Warehouse Holdings Inc.	16,003,372	—	—	—	107,646	16,111,018	3,588,200	—
Total Affiliated Securities (Value is 0.6% of Net Assets)	$49,595,650	$ —	$(33,325,672)	$7,901,967	$(8,060,927)	$16,111,018		$ —
Franklin Strategic Income Fund
Non-Controlled Affiliates
Remington Outdoor Co. Inc.	$2,909,366	$ —	$ —	$ —	$(99,183)	$2,810,183	1,322,439	$ —
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Units Held at End of Period	Dividend Income
Franklin Strategic Income Fund (continued)
Non-Controlled Affiliates (continued)
Remington Outdoor Co. Inc., Litigation Units	$—	$—	$—	$—	$—	$—	124,500	$—
Total Affiliated Securities (Value is 0.1% of Net Assets)	$2,909,366	$ —	$ —	$ —	$(99,183)	$2,810,183		$ —
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$27,393,876	$138,699,315	$(62,733,275)	$ —	$ —	$103,359,916	103,359,916	$239,847
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	27,827,675	35,177,686	(43,668,711)	—	—	19,336,650	19,336,650	39,909
Total Affiliated Securities	$55,221,551	$173,877,001	$(106,401,986)	$ —	$ —	$122,696,566		$279,756
Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$77,861,898	$44,247,892	$(88,144,483)	$ —	$ —	$33,965,307	33,965,307	$210,959
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$69,126,928	$138,340,476	$(141,198,608)	$ —	$ —	$66,268,796	66,268,796	$170,893
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	—	67,607,860	(59,936,110)	—	—	7,671,750	7,671,750	18,636
Total Affiliated Securities	$69,126,928	$205,948,336	$(201,134,718)	$ —	$ —	$73,940,546		$189,529
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Natural Resources Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$788,220	$21,816,378	$(21,470,258)	$ —	$ —	$1,134,340	1,134,340	$17,299
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	—	2,774,850	(2,039,475)	—	—	735,375	735,375	1,102
Total Affiliated Securities	$788,220	$24,591,228	$(23,509,733)	$ —	$ —	$1,869,715		$18,401
Franklin Select U.S. Equity Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$7,161,073	$9,721,525	$(15,706,617)	$ —	$ —	$1,175,981	1,175,981	$13,451
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$70,752,806	$144,058,675	$(107,091,023)	$ —	$ —	$107,720,458	107,720,458	$272,882
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	18,262,684	51,769,695	(53,505,918)	—	—	16,526,461	16,526,461	25,252
Total Affiliated Securities	$89,015,490	$195,828,370	$(160,596,941)	$ —	$ —	$124,246,919		$298,134
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$124,157,073	$178,898,271	$(192,334,630)	$ —	$ —	$110,720,714	110,720,714	$595,407
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	6,811,635	99,980,689	(76,541,424)	—	—	30,250,900	30,250,900	48,125
Total Affiliated Securities	$130,968,708	$278,878,960	$(268,876,054)	$ —	$ —	$140,971,614		$643,532
Franklin Strategic Income Fund
Controlled Affiliates
								Dividends
Franklin Floating Rate Income Fund[a]	$194,101,482	$ —	$ —	$ —	$(6,113,433)	$187,988,049	21,833,688	$3,621,357
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Strategic Income Fund (continued)
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$63,183,777	$40,171,186	$(40,077,037)	$ —	$ —	$63,277,926	63,277,926	$314,363
Total Affiliated Securities	$257,285,259	$40,171,186	$(40,077,037)	$ —	$(6,113,433)	$251,265,975		$3,935,720
aEffective May 31, 2019, Franklin Middle Tier Floating Rate Fund was renamed Franklin Floating Rate Income Fund.
9.  INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)
Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2019, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2019, the net assets of FT Subsidiary were $18,613,129, representing 0.4% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
10.  UPCOMING ACQUISITIONS/MERGERS
On July 17, 2019, the Board approved a proposal to reorganize Franklin Flexible Alpha Bond Fund with and into the Franklin Low Duration Total Return Fund subject to approval by the shareholders of Franklin Flexible Alpha Bond Fund.
On July 17, 2019, the Board approved a proposal to reorganize Franklin Select U.S. Equity Fund with and into the Franklin Growth Fund subject to approval by the shareholders of Franklin Select U.S. Equity Fund.
11.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
A summary of inputs used as of July 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Biotechnology	$830,229,605	$—	$7,787,273[c]	$838,016,878
Pharmaceuticals	148,424,869	—	4,225	148,429,094
All Other Equity Investments	52,002,306	—	—	52,002,306
Escrows and Litigation Trusts	—	—	1,022,130	1,022,130
Short Term Investments	122,696,566	—	—	122,696,566
Total Investments in Securities	$1,153,353,346	$ —	$8,813,628	$1,162,166,974
Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:[a]
Management Investment Companies	$9,031,357	$—	$—	$9,031,357
Corporate Bonds	—	88,470,065	—	88,470,065
Foreign Government and Agency Securities	—	28,629,118	—	28,629,118
U.S. Government and Agency Securities	—	8,934,999	—	8,934,999
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	240,735,679	—	240,735,679
Municipal Bonds	—	820,770	—	820,770
Options Purchased	—	60,173	—	60,173
Short Term Investments	33,965,307	—	—	33,965,307
Total Investments in Securities	$42,996,664	$367,650,804	$ —	$410,647,468
Other Financial Instruments:
Futures Contracts	$533,367	$—	$—	$533,367
Forward Exchange Contracts	—	639,481	—	639,481
Swap Contracts	—	2,115,214	—	2,115,214
Total Other Financial Instruments	$533,367	$2,754,695	$ —	$3,288,062
Liabilities:
Other Financial Instruments:
Options Written	$—	$16,895	$—	$16,895
Futures Contracts	385,931	—	—	385,931
Forward Exchange Contracts	—	150,778	—	150,778
Swap Contracts	—	3,681,785	—	3,681,785
Total Other Financial Instruments	$385,931	$3,849,458	$ —	$4,235,389
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$271,568,489	$—	$5,371,986	$276,940,475
Consumer Discretionary	381,024,262	—	72,672,228	453,696,490
Financials	232,385,878	—	15,357,848	247,743,726
Health Care	575,257,489	—	12,499,983	587,757,472
Industrials	462,144,360	—	25,163,144	487,307,504
Information Technology	1,556,382,660	—	22,746,986	1,579,129,646
All Other Equity Investments	338,733,591	—	—	338,733,591
Short Term Investments	73,940,546	—	—	73,940,546
Total Investments in Securities	$3,891,437,275	$ —	$153,812,175	$4,045,249,450
Franklin Natural Resources Fund
Assets:
Investments in Securities:[a]
Equity Investments	$318,421,291	$—	$—[c]	$318,421,291
Short Term Investments	1,869,715	—	—	1,869,715
Total Investments in Securities	$320,291,006	$ —	$ —	$320,291,006
Franklin Select U.S. Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$103,117,473	$—	$—	$103,117,473
Short Term Investments	1,175,981	—	—	1,175,981
Total Investments in Securities	$104,293,454	$ —	$ —	$104,293,454
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$292,125,400	$—	$127,794,249[c]	$419,919,649
Industrials	479,736,933	—	22,636,981	502,373,914
Information Technology	628,777,351	—	33,500,014	662,277,365
All Other Equity Investments	1,000,206,362	—	—	1,000,206,362
Short Term Investments	124,246,919	—	—	124,246,919
Total Investments in Securities	$2,525,092,965	$ —	$183,931,244	$2,709,024,209
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$554,443,807	$—	$36,039,056	$590,482,863
Financials	270,079,845	—	15,690,849	285,770,694
All Other Equity Investments	2,585,935,005	—	—	2,585,935,005
Short Term Investments	140,971,614	—	—	140,971,614
Total Investments in Securities	$3,551,430,271	$ —	$51,729,905	$3,603,160,176
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$122,759	$122,759
Energy	1,549,379	4,219,309	—[c]	5,768,688
Materials	637,264	—	3,788,274	4,425,538
Media & Entertainment	865,259	—	1,656,691	2,521,950
Retailing	—	—	96,366	96,366
Software & Services	—	—	750,000	750,000
All Other Equity Investments	190,798,232	—	—	190,798,232
Corporate Bonds:
Retailing	—	13,177,000	35,677	13,212,677
All Other Corporate Bonds	—	1,579,089,498	—	1,579,089,498
Senior Floating Rate Interests:
Household & Personal Products	—	—	42,465,545	42,465,545
Software & Services	—	7,029,227	20,059,062	27,088,289
All Other Senior Floating Rate Interests	—	430,223,527	—	430,223,527
Foreign Government and Agency Securities	—	479,091,753	—	479,091,753
U.S. Government and Agency Securities	—	263,492,604	—	263,492,604
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,342,986,193	—	1,342,986,193
Mortgage-Backed Securities	—	458,814,409	—	458,814,409
Municipal Bonds	—	86,701,872	—	86,701,872
Escrows and Litigation Trusts	—	75,000	—[c]	75,000
Short Term Investments	63,277,926	29,384,284	—	92,662,210
Total Investments in Securities	$257,128,060	$4,694,284,676	$68,974,374	$5,020,387,110
Other Financial Instruments:
Futures Contracts	$9,712,850	$—	$—	$9,712,850
Forward Exchange Contracts	—	8,878,736	—	8,878,736
Swap Contracts	—	4,560,961	—	4,560,961
Total Other Financial Instruments	$9,712,850	$13,439,697	$ —	$23,152,547
Liabilities:
Other Financial Instruments:
Futures Contracts	$455,995	$—	$—	$455,995
Forward Exchange Contracts	—	5,031,226	—	5,031,226
Swap Contracts	—	11,963,530	—	11,963,530
Total Other Financial Instruments	$455,995	$16,994,756	$ —	$17,450,751

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at July 31, 2019.
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the three months ended July 31, 2019, are as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfers Into (Out of) Level 3	Cost Basis Adjustments[a]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Communication Services	$4,893,610	$—	$—	$—	$—	$—	$478,376	$5,371,986	$478,376
Consumer Discretionary	65,366,728	—	—	—	—	—	7,305,500	72,672,228	7,305,500
Financials	14,395,754	—	—	—	—	—	962,094	15,357,848	962,094
Health Care	—	12,499,983	—	—	—	—	—	12,499,983	—
Industrials	12,168,487	12,500,000	—	—	—	—	494,657	25,163,144	494,657
Information Technology	20,473,416	—	—	—	—	—	2,273,570	22,746,986	2,273,570
Total Investments in Securities	$117,297,995	$24,999,983	$—	$—	$—	$—	$11,514,197	$153,812,175	$11,514,197
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$119,996,881[c]	$—	$ —	$ —	$ —	$ —	$ 7,797,368	$ 127,794,249[c]	$7,797,368
Industrials	12,143,346	9,999,999	—	—	—	—	493,636	22,636,981	493,636
Information Technology	31,063,930	—	—	—	—	—	2,436,084	33,500,014	2,436,084
Total Investments in Securities	$163,204,157	$9,999,999	$—	$—	$—	$—	$10,727,088	$183,931,244	$10,727,088
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$33,865,637	$—	$ —	$ —	$ —	$ —	$2,173,419	$36,039,056	$2,173,419
Financials	7,677,734	7,499,998	—	—	—	—	513,117	15,690,849	513,117
Total Investments in Securities	$41,543,371	$7,499,998	$—	$—	$—	$—	$2,686,536	$51,729,905	$2,686,536
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Services	$122,759	$—	$ —	$ —	$ —	$ —	$—	$122,759	$—
Energy	2	—	—	—	—	—	(2)	—[c]	(2)
Materials	4,615,489	—	—	—	—	—	(827,215)	3,788,274	(827,215)
Media & Entertainment	—	2,102,371	—	—	—	—	(445,680)	1,656,691	(445,680)
Retailing	96,878	—	—	—	—	—	(512)	96,366	(512)
Software & Services	750,000	—	—	—	—	—	—	750,000	—
Corporate Bonds:
Retailing	90,006	—	—	—	—	—	(54,329)	35,677	(54,329)
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
	Balance at Beginning of Period	Purchases	Sales	Transfers Into (Out of) Level 3	Cost Basis Adjustments[a]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Strategic Income Fund (continued)
Senior Floating Rate Interests:
Household & Personal Products	$42,108,964	$—	$—	$—	$424,353	$—	$(67,772)	$42,465,545	$(67,772)
Software & Services	19,883,394	—	—	—	—	—	175,668	20,059,062	175,668
Escrows and Litigation Trusts	—[c]	—	—	—	—	—	—	—[c]	—
Total Investments in Securities	$67,667,492	$2,102,371	$—	$—	$424,353	$—	$(1,219,842)	$68,974,374	$(1,219,842)

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common and preferred stocks as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Communication Services	$5,371,986	Discounted cash flow	NOPAT multiple	19.0x	Increase[d]
			Discount rate	9.3%	Decrease[e]
			Discount for lack of marketability	8.8%	Decrease[d]
Consumer Discretionary	72,672,228	Discounted cash flow	Forward EBITDA growth rate	4.0%	Increase[e]
			Free cash flow growth rate	2.0%	Increase[d]
			Discount rate	9.4% - 15.2% (11.0%)	Decrease[e]
			Discount for lack of marketability	3.5% - 17.4% (8.8%)	Decrease[d]
			Terminal multiple	27.5x	Increase
Financials	15,357,848	Market comparables	EV / revenue multiple	10.5x	Increase[e]
			Discount for lack of marketability	7.3%	Decrease[e]
Industrials	12,663,144	Discounted cash flow	Discount rate	21.6%	Decrease[d]
			Free cash flow	$533.5 mil	Increase[e]
			Discount for lack of marketability	14.3%	Decrease[e]
Information Technology	22,746,986	Discounted cash flow	Long term growth rate	4.0%	Increase[e]
			Discount rate	11.0%	Decrease[e]
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
			Discount for lack of marketability	3.4%	Decrease[d]
All Other Investments[f]	24,999,983
Total	$153,812,175

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$114,460,921	Discounted cash flow	Forward EBITDA growth rate	4.0%	Increase[e]
			Free cash flow growth rate	2.0%	Increase[d]
			Discount rate	9.4% - 15.2% (10.4%)	Decrease[e]
			Discount for lack of marketability	3.5% - 17.4% (8.6%)	Decrease[d]
			Terminal multiple	27.5x	Increase
		Market comparables	EV / EBITDA multiple	15.3x - 22.2x	Increase[d]
			EV / revenue multiple	3.9x - 12.3x (5.0x)	Increase[d]
			Discount for lack of marketability	5.5% - 11.8% (6.9%)	Decrease[c]
Industrials	12,636,982	Discounted cash flow	Discount rate	21.6%	Decrease[d]
			Free cash flow	$533.5 mil	Increase[e]
			Discount for lack of marketability	14.3%	Decrease[e]
Information Technology	33,500,014	Market comparables	EV / revenue multiple	4.3x	Increase[d]
			Discount for lack of marketability	7.3%	Decrease[d]
		Discounted cash flow	Long term growth rate	4.0%	Increase[e]
			Discount rate	11.0%	Decrease[e]
			Discount for lack of marketability	3.4%	Decrease[d]
All Other Investments[f]	23,333,327[g]
Total	$183,931,244

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$36,039,056	Discounted cash flow	Forward EBITDA growth rate	4.0%	Increase[e]
			Discount rate	9.4%	Decrease[e]
			Discount for lack of marketability	3.5%	Decrease[d]
		Market comparables	EV / revenue multiple	4.1x	Increase[e]
			Discount for lack of marketability	11.1%	Decrease[e]
Financials	8,190,851	Market comparables	EV / revenue multiple	10.5x	Increase[e]
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
			Discount for lack of marketability	7.3%	Decrease[e]
All Other Investments[f]	7,499,998
Total	$51,729,905

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Household & Personal Products	$42,465,545	Discounted cash flow	Free cash flow	$18.5 - $34.7 ($29.5) mil	Increase[e]
			Discount rate	11.0% - 11.9% (11.3%)	Decrease[e]
Software & Services	20,059,062	Discounted cash flow	Free cash flow	$27.6 mil	Increase[e]
			Discount rate	19.2%	Decrease[d]
All other investments[f]	6,449,767[g]
Total	$68,974,374
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cIncludes common and preferred stocks.
dRepresents a significant impact to fair value but not net assets.
eRepresents a significant impact to fair value and net assets.
fIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
gIncludes securities determined to have no value at July 31, 2019.

Abbreviations List

EBITDA Earnings before interest, taxes, depreciation and amortizatin
EV Enterprise value
NOPAT Net Operating Profit After Taxes
12.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Franklin Strategic Series
Notes to Statements of Investments (unaudited)
Abbreviations
Counterparty
BNDP	BNP Paribas
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
FBCO	Credit Suisse International
GSCO	The Goldman Sachs Group, Inc.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
RBS	Royal Bank of Scotland PLC
Currency
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Selected Portfolio
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BZDIOVRA	Brazil Cetip DI Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
GDP	Gross Domestic Product
GO	General Obligation
HDC	Housing Development Corp.
IO	Interest Only
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
RDA	Redevelopment Agency/Authority
SF	Single Family
SFR	Single Family Revenue
T-Note	Treasury Note
VRI	Value Recovery Instruments

Index
CDOR03	Canada Bankers Acceptances 3 Month
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
ITRX.EUR.XOVER.Series number	iTraxx Europe Crossover Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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